UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number:                   811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Opportunistic Investment Strategies

Semi-Annual Report

March 31, 2013

RIVERNORTH® FUNDS

Investment Adviser:
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RiverNorth Funds	Table of Contents

Semi-Annual Report | March 31, 2013 (Unaudited)	1

RiverNorth Core Opportunity Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Asset Class Allocation(1) (percentages are based on net assets)

*	Includes receivables for investments sold and liabilities for investments purchased.

Includes leverage from underlying funds; does not total 100%.

Equity Capitalization Allocation(1) (percentages are based on net assets)

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RiverNorth Core Opportunity Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

Fixed Income Allocation(1) (percentages are based on net assets)

(1)

Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2013 (Unaudited)	3

RiverNorth/DoubleLine Strategic Income Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

(1)

Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Convertible Security Risk – the market value of

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RiverNorth/DoubleLine Strategic Income Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

convertible securities adjusts with interest rates and the value of the underlying stock. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2013 (Unaudited)	5

RiverNorth/Manning & Napier Dividend Income Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Sector Breakdown(1) (percentages are based on net assets)

Sleeve Weights(1) (percentages are based on net assets)

(1)

Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Equity Risk – the value of equity securities changes frequently. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Mid-Cap Risk – mid-cap companies may be more susceptible to adverse business or economic events than large-cap companies. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. New Fund Risk – The Fund is a new mutual fund with limited operating history. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Small-Cap Risk – small-cap companies are more susceptible to

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RiverNorth/Manning & Napier Dividend Income Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

failure, are often thinly traded and have more volatile stock prices. Swap Risk –swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk –underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2013 (Unaudited)	7

RiverNorth Dynamic Buy-Write Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

RNBWX Sector Weights(1) (percentages are based on net assets)

SPX Sector Weights(1) (percentages are based on net assets)

RNBWX Market Cap Weights(1)

*	Cash is being held as collateral for written options.

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RiverNorth Dynamic Buy-Write Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

SPX Market Cap Weights(1)

RNBWX vs SPX Marginal Weights(1)

(1)

Exchange Traded Fund Risk – exchange traded funds may not correlate to designated indices and have additional fees and expenses, including the duplication of management fees. Focused Security Risk – the value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Foreign Investing/ADR Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. Large Company Risk – the Fund may have fewer investment opportunities than funds that invest in companies of all capitalization ranges. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. New Fund Risk – the Fund is a new mutual fund with limited operating history. Non-Diversified Risk – changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Options Risk – using options involves the

Semi-Annual Report | March 31, 2013 (Unaudited)	9

RiverNorth Dynamic Buy-Write Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

exercise of skill and judgment. Options may expire worthless or not perform as expected. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Tax Risk – gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Current tax laws are subject to change. Transaction Cost Risk – the expected high rate of portfolio turnover will likely cause the Fund to incur higher brokerage charges than those associated with an average equity mutual fund.

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RiverNorth/Oaktree High Income Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Sector Breakdown(1) (percentages are based on net assets)

Credit Quality Distribution(1) (percentages are based on net assets)

(1)

Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is high specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Loans Risk – loans may be unrated or rated below

Semi-Annual Report | March 31, 2013 (Unaudited)	11

RiverNorth/Oaktree High Income Fund	Portfolio Asset Allocation
March 31, 2013 (Unaudited)

investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. New Fund Risk – the Fund is a new mutual fund with limited operating history. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

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RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2013 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2012 and held for the six months ended March 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2013 (Unaudited)	13

RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2013 (Unaudited)

	Beginning Account Value 10/01/2012	Ending Account Value 03/31/2013	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Actual	$1,000.00	$1,075.60	1.37%	$7.09
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	1.37%	$6.89

RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$1,030.70	0.89%	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	0.89%	$4.48

Class R Shares
Actual	$1,000.00	$1,029.30	1.14%	$5.77
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	1.14%	$5.74

RiverNorth/Manning & Napier Dividend Income Fund
Class I Shares
Actual	$1,000.00	$1,103.20	1.35%	$7.08
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	1.35%	$6.79

Class R Shares
Actual	$1,000.00	$1,102.50	1.60%	$8.39
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

RiverNorth Dynamic Buy-Write Fund(c)
Actual	$1,000.00	$1,017.10	1.80%	$8.36
Hypothetical (5% return before expenses)	$1,000.00	$1,014.73	1.80%	$8.35

RiverNorth/Oaktree High Income Fund(d)
Class I Shares
Actual	$1,000.00	$1,025.80	1.35%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,009.30	1.35%	$3.46

Class R Shares
Actual	$1,000.00	$1,024.70	1.60%	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,008.66	1.60%	$4.09

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

(c)	Commenced operations on October 12, 2012.
(d)	Commenced operations on December 28, 2012.

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RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

CLOSED-END FUNDS - 56.82%
2,370	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	$49,960
1,723,138	Adams Express Co.	20,233,086
169,091	AllianzGI Equity & Convertible Income Fund	3,045,329
618,543	Alpine Total Dynamic Dividend Fund	2,529,841
65,062	ASA Gold and Precious Metals Ltd.	1,253,094
1,511,249	BlackRock Credit Allocation Income Trust IV, Inc.	21,157,486
381,005	BlackRock Global Opportunities Equity Trust	5,288,349
353,193	BlackRock International Growth and Income Trust	2,694,862
67,364	BlackRock Resources & Commodity Strategy Trust	866,975
653,052	Boulder Growth & Income Fund, Inc.	4,786,871
272,671	Boulder Total Return Fund, Inc.(a)	5,698,824
186,266	Central Europe and Russia Fund, Inc.	6,103,937
66,221	Central Fund of Canada Ltd., Class A	1,282,701
535,437	Clough Global Equity Fund	7,870,924
1,485,745	Clough Global Opportunities Fund	19,121,538
453,900	DNP Select Income Fund, Inc.	4,602,546
715,895	Eaton Vance Enhanced Equity Income Fund	8,361,654
1,153,841	Eaton Vance Risk-Managed Diversified Equity Income Fund	12,680,713
612,991	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	8,017,922
1,942,161	Eaton Vance Tax-Managed Diversified Equity Income Fund	19,732,356
1,742,518	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	19,516,202
2,941,789	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	27,417,473
452,826	Gabelli Dividend & Income Trust	8,585,581
328,396	General American Investors Co., Inc.	10,255,807
136,483	John Hancock Hedged Equity & Income Fund	2,291,549
10,800	Kayne Anderson MLP Investment Co.	374,976
4,638,061	Liberty All Star® Equity Fund	23,978,775
295,539	Macquarie Global Infrastructure Total Return Fund, Inc.	6,256,561
161,171	Neuberger Berman Real Estate Securities Income Fund, Inc.	831,642
85,702	Nuveen Build American Bond Term Fund	1,797,171
500,889	Nuveen Credit Strategies Income Fund	5,234,290
137,063	PIMCO Dynamic Credit Income Fund	3,401,904
245,396	PIMCO Income Strategy Fund II	2,812,238
8,592	Reaves Utility Income Fund	227,516
493,619	Royce Focus Trust, Inc.	3,445,461
1,714,733	Royce Value Trust, Inc.	25,823,879
83,063	TCW Strategic Income Fund, Inc.	482,596
64,400	The New Germany Fund, Inc.	1,084,496
403,952	The Thai Fund, Inc.	9,658,492
21,467	Tortoise MLP Fund, Inc.	604,296
1,022,496	Tri-Continental Corp.	17,944,805

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	15

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

933,097	Zweig Total Return Fund, Inc.	$12,158,254

TOTAL CLOSED-END FUNDS (Cost $275,301,998)		339,562,932

MUTUAL FUNDS - 3.65%
533,820	Calamos Convertible Fund - Class A	9,347,196
1,111,161	Eaton Vance Floating-Rate Advantaged Fund	12,467,222

TOTAL MUTUAL FUNDS (Cost $15,452,769)		21,814,418

EXCHANGE-TRADED FUNDS - 14.35%
88,563	Guggenheim Russell Top 50 Mega Cap ETF	9,853,520
277,054	iShares® S&P 100® Index Fund	19,512,913
175,186	Market Vectors Gold Miners ETF	6,630,790
174,500	PowerShares FTSE RAFI Emerging Markets Portfolio	3,791,885
334,568	Powershares FTSE RAFI US 1000 Portfolio	23,449,871
111,000	SPDR® Barclays Capital Convertible Securities ETF	4,705,290
90,000	Vanguard® MSCI EAFE ETF	3,278,700
266,000	Vanguard® MSCI Emerging Markets ETF	11,410,070
58,957	WisdomTree Emerging Markets Local Debt Fund	3,097,011

TOTAL EXCHANGE-TRADED FUNDS (Cost $71,080,011)		85,730,050

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.31%
12,100	Affiliated Managers Group, Inc.(a)	1,858,197

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $634,253)		1,858,197

PREFERRED STOCKS - 0.65%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,563,810
92,500	Kayne Anderson MLP Investment Co., Series D, 4.950%	2,333,775

TOTAL PREFERRED STOCKS (Cost $3,756,503)		3,897,585

See Notes to Financial Statements.
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RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Value

TOTAL INVESTMENTS - 75.78% (Cost $366,225,534)	$452,863,182
CASH - 25.22%	150,719,569
LIABILITIES IN EXCESS OF OTHER ASSETS - -1.00%	(5,949,079)

NET ASSETS - 100.00%	$597,633,672

(a)	Non-income producing security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

FTSE - Financial Times Stock Exchange.

ETF - Exchange Traded Fund.

Ltd. - Limited.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depository Receipts.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

CLOSED-END FUNDS - 14.36%
261,308	Advent Claymore Convertible Securities and Income Fund	$4,429,171
888,199	Advent Claymore Convertible Securities and Income Fund II	6,395,033
398,296	Advent Claymore Enhanced Growth & Income Fund	3,875,420
2,307,824	AllianceBernstein Income Fund, Inc.	18,854,922
1,684,222	BlackRock Credit Allocation Income Trust IV, Inc.	23,579,108
14,832	BlackRock Income Opportunity Trust, Inc.	166,860
161,982	BlackRock Income Trust, Inc.	1,167,890
71,678	Brookfield Total Return Fund, Inc.	1,804,852
726,670	Calamos Convertible and High Income Fund	9,308,643
204,414	DWS Global High Income Fund, Inc.	1,841,770
256,527	DWS High Income Opportunities Fund, Inc.	3,978,734
213,125	Federated Enhanced Treasury Income Fund	2,917,681
174,771	Helios Strategic Income Fund, Inc.	1,125,543
85,141	Invesco Van Kampen Dynamic Credit Opportunities Fund	1,146,849
391,120	Legg Mason BW Global Income Opportunities Fund, Inc.	7,857,601
222,920	Managed High Yield Plus Fund, Inc.	481,507
296,684	Montgomery Street Income Securities, Inc.	5,120,766
495,148	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	8,244,214
1,219,241	NexPoint Credit Strategies Fund	9,363,771
187,588	Nuveen Build America Bond Opportunity Fund	4,149,447
445,550	Nuveen Credit Strategies Income Fund	4,655,997
1,360,518	Nuveen Diversified Currency Opportunities Fund	17,632,313
294,621	Nuveen Preferred Income Opportunities Fund	3,025,758
471,752	PIMCO Dynamic Credit Income Fund	11,708,885
555,776	PIMCO Dynamic Income Fund	17,284,638
7,517	PIMCO Income Opportunity Fund	232,350
134,037	PIMCO Income Strategy Fund	1,784,032
424,140	PIMCO Income Strategy Fund II	4,860,644
305,025	Putnam Master Intermediate Income Trust	1,589,180
801,668	Putnam Premier Income Trust	4,441,241
385,155	The GDL Fund	4,537,126
191,620	Virtus Global Multi-Sector Income Fund	3,688,685
111,137	Wells Fargo Advantage Income Opportunities Fund	1,114,704
343,838	Wells Fargo Advantage Multi-Sector Income Fund	5,635,505
157,598	Western Asset Inflation Management Fund, Inc.	2,909,243
510,757	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,767,530
57,630	Western Asset/Claymore Inflation-Linked Securities & Income Fund	780,887

TOTAL CLOSED-END FUNDS (Cost $194,000,185)		208,458,500

See Notes to Financial Statements.
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RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

BUSINESS DEVELOPMENT COMPANY - 0.33%
435,991	Prospect Capital Corp.	$4,756,662

TOTAL BUSINESS DEVELOPMENT COMPANY (Cost $4,761,761)		4,756,662

PREFERRED STOCKS - 1.66%
80,225	Apollo Commercial Real Estate Finance, Inc., 8.625%	2,105,906
200,000	Kayne Anderson MLP Investment Co., Series F, 3.500%(a)	5,000,000
383,767	Kayne Anderson MLP Investment Co., Series E, 4.250%	9,743,844
76,371	The GDL Fund, Series B, 7.000%(b)	3,837,643
334,415	Tortoise Energy Capital Corp., 3.950%	3,380,936

TOTAL PREFERRED STOCKS (Cost $23,966,345)		24,068,329

Principal Amount/Description		Rate	Maturity	Value

BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 1.47%
200,000	Fifth Street Finance Corp.	6.13%	04/30/2028	5,000,000
332,000	Main Street Capital Corp.	6.13%	04/01/2023	8,300,000
74,931	Medley Capital Corp.	6.13%	03/30/2023	1,882,267
44,375	MVC Capital, Inc.	7.25%	01/15/2023	1,123,131
200,000	PennantPark Investment Corp.	6.25%	02/01/2025	5,040,000

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $21,287,905)				21,345,398

FOREIGN CORPORATE BONDS - 6.99%
Australia - 0.22%
2,250,000	Australia & New Zealand Banking Group Ltd.(c)	4.88%	01/12/2021	2,618,406
555,000	PTTEP Australia International Finance Pty. Ltd.(d)	4.15%	07/19/2015	586,347

				3,204,753

Austria - 0.06%
800,000	ESAL GmbH(c)	6.25%	02/05/2023	808,000

				808,000

Bermuda - 0.10%
400,000	Digicel Ltd.(c)	6.00%	04/15/2021	399,000
400,000	Digicel Ltd.(d)	7.00%	02/15/2020	422,000

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$600,000	Inkia Energy Ltd.(d)	8.38%	04/04/2021	$683,700

				1,504,700

Brazil - 0.60%
1,000,000	Banco Bradesco SA(c)	5.75%	03/01/2022	1,070,000
1,200,000	Banco do Brasil SA(b)(d)(e)	8.50%	Perpetual Maturity	1,446,000
1,800,000	Cielo SA / Cielo USA, Inc.(d)	3.75%	11/16/2022	1,734,300
400,000	Globo Comunicacao e Participacoes SA(c)(f)	5.31%	05/11/2022	435,000
200,000	Globo Comunicacao e Participacoes SA(d)(f)	5.31%	05/11/2022	217,500
1,400,000	Globo Comunicacao e Participacoes SA(d)(f)	6.25%	07/20/2049	1,502,200
900,000	Itau Unibanco Holding SA(d)	5.65%	03/19/2022	947,250
300,000	NET Servicos de Comunicacao SA	7.50%	01/27/2020	337,500
800,000	Samarco Mineracao SA(c)	4.13%	11/01/2022	780,400
200,000	Samarco Mineracao SA(d)	4.13%	11/01/2022	195,100

				8,665,250

Canada - 0.45%
2,625,000	Bank of Montreal	1.40%	09/11/2017	2,632,888
840,000	Pacific Rubiales Energy Corp.(c)	7.25%	12/12/2021	958,860
1,200,000	Pacific Rubiales Energy Corp.(d)	7.25%	12/12/2021	1,369,800
1,575,000	Teck Resources Ltd.	5.40%	02/01/2043	1,502,273

				6,463,821

Cayman Islands - 0.69%
1,000,000	AES Andres Dominicana Ltd.(d)	9.50%	11/12/2020	1,080,000
500,000	AES Andres Dominicana Ltd. /Itabo Dominicana Ltd(c)	9.50%	11/12/2020	540,000
900,000	EGE Haina Finance Co.(d)	9.50%	04/26/2017	936,000
600,000	Embraer Overseas Ltd.	6.38%	01/24/2017	684,000
500,000	Embraer Overseas Ltd.	6.38%	01/15/2020	583,150
200,000	Grupo Aval Ltd.(c)	5.25%	02/01/2017	215,000
700,000	Grupo Aval Ltd.(c)	4.75%	09/26/2022	703,500
800,000	Grupo Aval Ltd.(d)	5.25%	02/01/2017	860,000
400,000	Grupo Aval Ltd.(d)	4.75%	09/26/2022	402,000
399,063	IIRSA Norte Finance Ltd.(d)	8.75%	05/30/2024	492,364
1,000,000	Industrial Senior Trust(c)	5.50%	11/01/2022	1,001,250
100,000	Industrial Senior Trust(d)	5.50%	11/01/2022	100,125
250,000	Intercorp Retail Trust(c)	8.88%	11/14/2018	285,938
400,000	LPG International, Inc.	7.25%	12/20/2015	446,000
100,000	Raizen Energy Finance Ltd.(d)	7.00%	02/01/2017	114,250
300,000	Raizen Fuels Finance Ltd.(d)	9.50%	08/15/2014	328,200

See Notes to Financial Statements.
20	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$1,150,000	Transocean, Inc.	6.00%	03/15/2018	$1,304,470

				10,076,247

Chile - 0.89%
400,000	AES Gener SA	7.50%	03/25/2014	423,010
700,000	Banco de Chile(d)	6.25%	06/15/2016	774,747
600,000	Banco de Credito e Inversiones(c)	3.00%	09/13/2017	610,370
1,510,000	Celulosa Arauco y Constitucion SA	4.75%	01/11/2022	1,579,000
1,600,000	Cencosud SA(c)	4.88%	01/20/2023	1,630,798
400,000	CFR International SpA(c)	5.13%	12/06/2022	412,500
2,600,000	Corpbanca SA	3.13%	01/15/2018	2,576,792
800,000	CorpGroup Banking SA(c)	6.75%	03/15/2023	841,000
200,000	Inversiones CMPC SA(c)	4.75%	01/19/2018	212,434
500,000	Inversiones CMPC SA(c)	4.50%	04/25/2022	512,561
100,000	Inversiones CMPC SA(d)	4.75%	01/19/2018	106,172
500,000	Inversiones CMPC SA(d)	6.13%	11/05/2019	569,523
600,000	SMU SA(c)	7.75%	02/08/2020	645,000
2,000,000	Tanner Servicios Financieros SA(c)	4.38%	03/13/2018	2,030,000

				12,923,907

Colombia - 0.27%
900,000	Banco Davivienda SA(c)	2.95%	01/29/2018	885,330
200,000	Banco de Bogota SA(c)	5.00%	01/15/2017	214,750
800,000	Banco de Bogota SA(c)	5.38%	02/19/2023	828,000
1,800,000	Transportadora de Gas Internacional SA ESP(d)	5.70%	03/20/2022	1,971,000

				3,899,080

Costa Rica - 0.11%
800,000	Instit Costa de Electric(c)	6.95%	11/10/2021	914,800
600,000	Instit Costa de Electric(d)	6.95%	11/10/2021	686,100

				1,600,900

Curacao - 0.07%
1,075,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	1,080,852

				1,080,852

Cyprus - 0.06%
800,000	Alfa MTN Invest Ltd.(d)	9.25%	06/24/2013	814,560

				814,560

France - 0.10%
1,450,000	France Telecom SA	2.75%	09/14/2016	1,516,845

				1,516,845

Great Britain - 0.33%
1,003,000	BP Capital Markets PLC	4.75%	03/10/2019	1,162,126
2,163,000	British Telecommunications PLC	5.95%	01/15/2018	2,582,354

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$1,050,000	Diageo Capital PLC	1.50%	05/11/2017	$1,065,963

				4,810,443

India - 0.04%
500,000	Reliance Holdings USA, Inc.(c)	5.40%	02/14/2022	558,705

				558,705

Ireland - 0.09%
1,300,000	Sibur Securities Ltd.(c)	3.91%	01/31/2018	1,283,750

				1,283,750

Luxembourg - 0.11%
300,000	ALROSA Finance SA(d)	8.88%	11/17/2014	331,380
100,000	Bank of Moscow OJSC Via Kuznetski Capital	5.97%	11/25/2015	105,175
200,000	Cosan Luxembourg SA(c)	5.00%	03/14/2023	201,700
650,000	Minerva Luxembourg SA(c)	7.75%	01/31/2023	698,750
229,091	Tengizchevoil Finance Co. SARL(d)	6.12%	11/15/2014	237,109

				1,574,114

Malaysia - 0.07%
1,000,000	IOI Investment L Bhd	4.38%	06/27/2022	1,035,373

				1,035,373

Mexico - 0.62%
700,000	Banco Mercantil del Norte SA(d)	4.38%	07/19/2015	740,250
700,000	Banco Mercantil del Norte SA(b)(d)	6.86%	10/13/2021	749,000
500,000	Cemex SAB de CV(c)	5.88%	03/25/2019	506,250
1,200,000	Corp. GEO SAB de CV(d)	9.25%	06/30/2020	1,050,000
1,000,000	Corp. GEO SAB de CV(d)	8.88%	03/27/2022	865,000
150,000	Empresas ICA SAB de CV(c)	8.38%	07/24/2017	160,875
600,000	Empresas ICA SAB de CV(d)	8.90%	02/04/2021	650,280
500,000	Gruma SAB de CV(d)(e)	7.75%	Perpetual Maturity	511,250
1,000,000	Grupo KUO SAB De CV(c)	6.25%	12/04/2022	1,075,000
600,000	Grupo KUO SAB De CV(d)	6.25%	12/04/2022	645,000
100,000	Ixe Banco SA(d)	9.25%	10/14/2020	122,250
1,500,000	Mexichem SAB de CV(c)	4.88%	09/19/2022	1,593,750
300,000	Petroleos Mexicanos(c)	3.50%	01/30/2023	300,000

				8,968,905

Myanmar - 0.10%
650,000	Axiata SPV1 Labuan Ltd.	5.38%	04/28/2020	740,579
200,000	IOI Ventures L Bhd	5.25%	03/16/2015	213,704
500,000	Penerbangan Malaysia Bhd(d)	5.63%	03/15/2016	561,223

				1,515,506

See Notes to Financial Statements.
22	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

Netherlands - 0.21%
$266,000	Deutsche Telekom International Finance BV	8.75%	06/15/2030	$378,051
647,000	Koninklijke KPN NV	8.38%	10/01/2030	850,460
200,000	VimpelCom Holdings BV(c)	5.20%	02/13/2019	201,800
900,000	VimpelCom Holdings BV(c)	5.95%	02/13/2023	898,875
700,000	WPE International Cooperatief UA(d)	10.38%	09/30/2020	658,000

				2,987,186

Norway - 0.04%
600,000	Corp. Pesquera Inca SAC(d)	9.00%	02/10/2017	615,600

				615,600

Panama - 0.04%
350,000	Banco Latinoamericano de Comercio Exterior SA(d)	3.75%	04/04/2017	361,550
200,000	Global Bank Corp.(d)	4.75%	10/05/2017	205,000

				566,550

Paraguay - 0.02%
200,000	Telefonica Celular del Paraguay SA(c)	6.75%	12/13/2022	217,000

				217,000

Peru - 0.33%
100,000	Banco de Credito del Peru(b)(d)	9.75%	11/06/2069	123,500
500,000	Banco Internacional del Peru SAA(d)	5.75%	10/07/2020	546,750
300,000	Banco Internacional del Peru SAA(b)(d)	8.50%	04/23/2070	332,250
500,000	Cia Minera Milpo SAA(c)	4.63%	03/28/2023	498,250
200,000	Corp. Lindley SA(c)	6.75%	11/23/2021	231,300
100,000	Corp. Pesquera Inca SAC(c)	9.00%	02/10/2017	102,600
200,000	El Fondo MIVIVIENDA SA(c)	3.50%	01/31/2023	194,900
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	482,500
2,000,000	Scotiabank Peru SA(b)(c)	0.00%	12/13/2027	1,938,000
300,000	Scotiabank Peru SA(b)(d)	4.50%	12/13/2027	290,700

				4,740,750

Qatar - 0.04%
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III(d)	5.84%	09/30/2027	597,500

				597,500

Russia - 0.63%
500,000	Gazprom OAO Via Gaz Capital SA(d)	8.13%	07/31/2014	542,500
600,000	Gazprom OAO Via Gaz Capital SA(d)	4.95%	05/23/2016	643,404
1,600,000	Gazprombank OJSC Via GPB Eurobond Finance PLC(d)	5.63%	05/17/2017	1,707,843
700,000	Novatek OAO via Novatek Finance Ltd.(d)	5.33%	02/03/2016	752,675

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$1,500,000	OJSC Novolipetsk Steel via Steel Funding Ltd.(c)	4.45%	02/19/2018	$1,503,750
500,000	OJSC Novolipetsk Steel via Steel Funding Ltd.(d)	4.95%	09/26/2019	507,625
500,000	Phosagro OAO via Phosagro Bond Funding Ltd.(c)	4.20%	02/13/2018	499,375
500,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(d)	7.13%	01/14/2014	522,150
750,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(d)	8.38%	04/30/2013	754,313
1,500,000	VTB Bank OJSC Via VTB Capital SA(d)	6.88%	05/29/2018	1,657,500

				9,091,135

Singapore - 0.19%
1,000,000	DBS Bank Ltd.(b)(d)	5.00%	11/15/2019	1,055,280
800,000	Oversea-Chinese Banking Corp. Ltd.(b)	4.25%	11/18/2019	833,794
400,000	STATS ChipPAC Ltd.(d)	5.38%	03/31/2016	420,000
400,000	United Overseas Bank Ltd.(b)(d)	5.38%	09/03/2019	421,623

				2,730,697

South Africa - 0.03%
400,000	Transnet SOC Ltd.(d)	4.50%	02/10/2016	420,466

				420,466

South Korea - 0.20%
2,500,000	The Korea Development Bank	4.38%	08/10/2015	2,687,035
250,000	The Korea Development Bank	3.25%	03/09/2016	265,116

				2,952,151

Spain - 0.03%
400,000	Cemex Espana Luxembourg(d)	9.25%	05/12/2020	446,000

				446,000

Thailand - 0.04%
600,000	PTT PCL(d)	3.38%	10/25/2022	597,901

				597,901

Turkey - 0.18%
600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS(c)	3.38%	11/01/2022	574,500
1,700,000	Tupras Turkiye Petrol Rafinerileri AS(c)	4.13%	05/02/2018	1,702,125
400,000	Tupras Turkiye Petrol Rafinerileri AS(d)	4.13%	05/02/2018	400,500

				2,677,125

See Notes to Financial Statements.
24	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

United Arab Emirates - 0.03%
$400,000	Dolphin Energy Ltd.(c)	5.50%	12/15/2021	$463,500

				463,500

TOTAL FOREIGN CORPORATE BONDS (Cost $99,704,686)				101,409,272

U.S. CORPORATE BONDS - 7.25%
2,700,000	Altria Group, Inc.	2.85%	08/09/2022	2,661,709
2,375,000	American Express Credit Corp.	2.75%	09/15/2015	2,485,300
1,450,000	Arrow Electronics, Inc.	3.38%	11/01/2015	1,506,477
1,225,000	AT&T, Inc.	5.35%	09/01/2040	1,318,447
1,300,000	BB&T Corp.	1.60%	08/15/2017	1,314,556
1,545,000	Becton Dickinson and Co.	3.13%	11/08/2021	1,614,996
1,667,000	Biogen Idec, Inc.	6.88%	03/01/2018	2,043,544
875,000	Boston Properties LP	4.13%	05/15/2021	952,002
400,000	Boston Properties LP	3.85%	02/01/2023	423,842
1,325,000	Burlington Northern Santa Fe LLC	3.00%	03/15/2023	1,338,943
1,450,000	Celgene Corp.	3.25%	08/15/2022	1,470,480
100,000	Cemex Finance LLC(d)	9.50%	12/14/2016	108,315
500,000	ConAgra Foods, Inc.	3.20%	01/25/2023	499,776
950,000	ConocoPhillips	6.50%	02/01/2039	1,276,904
2,000,000	Daimler Finance North America LLC(c)	1.88%	09/15/2014	2,030,028
965,000	Devon Energy Corp.	6.30%	01/15/2019	1,167,053
1,253,000	Devon Energy Corp.	4.00%	07/15/2021	1,340,463
1,050,000	DIRECTV Holdings LLC /DIRECTV Financing Co., Inc.	5.00%	03/01/2021	1,170,657
1,275,000	Duke Energy Corp.	3.55%	09/15/2021	1,358,863
805,000	Ecolab, Inc.	2.38%	12/08/2014	827,197
500,000	Ecolab, Inc.	1.00%	08/09/2015	501,613
2,055,000	Ford Motor Co.	7.45%	07/16/2031	2,612,384
400,000	Freeport-McMoRan Copper & Gold, Inc.	2.15%	03/01/2017	405,261
900,000	Freeport-McMoRan Copper & Gold, Inc.	3.55%	03/01/2022	896,915
2,350,000	General Electric Capital Corp.	2.90%	01/09/2017	2,483,304
817,000	Halliburton Co.	6.15%	09/15/2019	1,030,230
1,475,000	Illinois Tool Works, Inc.	3.38%	09/15/2021	1,602,672
200,000	JBS USA LLC /JBS USA Finance, Inc.(c)	7.25%	06/01/2021	210,500
1,475,000	JP Morgan Chase & Co.	4.95%	03/25/2020	1,694,378
700,000	JP Morgan Chase & Co.	4.50%	01/24/2022	769,059
960,000	Kellogg Co.	7.45%	04/01/2031	1,306,191
975,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	1,229,633

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$225,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	$272,886
1,755,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	2,009,796
1,400,000	Life Technologies Corp.	6.00%	03/01/2020	1,573,779
1,350,000	Macy’s Retail Holdings, Inc.	2.88%	02/15/2023	1,310,310
943,000	Marathon Petroleum Corp.	5.13%	03/01/2021	1,102,330
1,225,000	Mattel, Inc.	2.50%	11/01/2016	1,278,584
1,750,000	Medtronic, Inc.	1.38%	04/01/2018	1,752,947
450,000	MetLife, Inc.	6.38%	06/15/2034	573,564
475,000	MetLife, Inc.	5.70%	06/15/2035	558,614
525,000	MetLife, Inc.	5.88%	02/06/2041	631,896
900,000	MetLife, Inc.	4.13%	08/13/2042	847,500
1,525,000	Microsoft Corp.	2.13%	11/15/2022	1,494,954
1,522,000	MidAmerican Energy Holdings Co.	6.50%	09/15/2037	1,985,694
989,000	Mondelez International, Inc.	5.38%	02/10/2020	1,179,035
1,300,000	Morgan Stanley	3.75%	02/25/2023	1,317,699
1,715,000	Motorola Solutions, Inc.	6.00%	11/15/2017	2,010,254
2,214,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	3,236,319
1,000,000	Novartis Capital Corp.	4.40%	04/24/2020	1,156,118
1,250,000	ONEOK Partners LP	6.13%	02/01/2041	1,461,239
1,350,000	Oracle Corp.	1.20%	10/15/2017	1,353,568
1,475,000	Phillips 66	5.88%	05/01/2042	1,741,861
625,000	PNC Funding Corp.	6.70%	06/10/2019	790,114
1,300,000	PNC Funding Corp.	4.38%	08/11/2020	1,471,678
595,000	Simon Property Group LP	5.65%	02/01/2020	719,216
400,000	Simon Property Group LP	4.38%	03/01/2021	450,923
1,950,000	Southern Power Co.	4.88%	07/15/2015	2,128,901
200,000	Southwest Airlines Co.	5.25%	10/01/2014	211,437
985,000	Southwest Airlines Co.	5.75%	12/15/2016	1,106,847
1,090,000	Southwest Airlines Co.	5.13%	03/01/2017	1,199,374
1,195,000	The ADT Corp.(c)	3.50%	07/15/2022	1,194,485
771,000	The Boeing Co.	6.88%	03/15/2039	1,092,858
150,000	The Boeing Co.	5.88%	02/15/2040	191,833
1,050,000	The Coca-Cola Co.	1.80%	09/01/2016	1,086,483
1,125,000	The Dow Chemical Co.	3.00%	11/15/2022	1,108,770
1,125,000	The Goldman Sachs Group, Inc.	5.75%	01/24/2022	1,311,208
2,175,000	The Kroger Co.	3.40%	04/15/2022	2,271,714
950,000	Time Warner Cable, Inc.	5.00%	02/01/2020	1,083,152
1,325,000	Time Warner Cable, Inc.	4.50%	09/15/2042	1,211,231
1,100,000	Tyson Foods, Inc.	4.50%	06/15/2022	1,202,437
600,000	United Technologies Corp.	3.10%	06/01/2022	630,557
1,250,000	Valero Energy Corp.	6.13%	02/01/2020	1,521,795
2,400,000	Wal-Mart Stores, Inc.	3.25%	10/25/2020	2,601,626

See Notes to Financial Statements.
26	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$1,590,000	Waste Management, Inc.	6.13%	11/30/2039	$1,970,398
1,515,000	WellPoint, Inc.	5.25%	01/15/2016	1,687,913
675,000	WellPoint, Inc.	5.88%	06/15/2017	795,658
2,150,000	Wells Fargo & Co.	4.60%	04/01/2021	2,461,086
1,175,000	Wynn Las Vegas LLC	7.75%	08/15/2020	1,323,344
1,875,000	Xerox Corp.	4.25%	02/15/2015	1,975,907

TOTAL U.S. CORPORATE BONDS (Cost $102,715,576)				105,301,584

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.61%
2,475,000	Corp. Andina de Fomento	3.75%	01/15/2016	2,630,514
650,000	Costa Rica Government International Bond(d)	6.55%	03/20/2014	680,875
1,650,000	Mexico Government International Bond	5.63%	01/15/2017	1,905,750
2,300,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	2,765,750
750,000	Wakala Global Sukuk Bhd(d)	4.65%	07/06/2021	845,621

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $8,562,043)				8,828,510

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 29.21%
	Adirondack Park CLO Ltd. 2013-1A
250,000	Series 2013-1A(b)(c)	1.28%	04/15/2016	250,000
	Adjustable Rate Mortgage Trust
3,609,357	Series 2005-1(b)	2.89%	05/25/2035	3,549,406
2,621,623	Series 2005-7(b)	3.33%	10/25/2035	2,389,347
500,000	ALM IV Ltd. Series 2011-4A(b)(c)	3.05%	07/18/2022	501,041
	Alternative Loan Trust
943,192	Series 2005-20CB	5.50%	07/25/2035	826,875
379,164	Series 2005-54CB	5.50%	11/25/2035	326,742
1,000,000	Series 2005-6CB	5.50%	04/25/2035	1,053,221
752,658	Series 2005-85CB(b)	20.88%	02/25/2036	1,022,151
3,563,988	Series 2005-85CB(b)	1.30%	02/25/2036	2,576,022
908,397	Series 2005-86CB	5.50%	02/25/2036	734,255
1,890,376	Series 2005-9CB(b)	4.85%	05/25/2035	291,721
1,064,401	Series 2005-9CB(b)	0.70%	05/25/2035	838,919
685,574	Series 2006-12CB(b)	5.75%	05/25/2036	554,929

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$3,064,451	Series 2006-15CB	6.50%	06/25/2036	$2,187,007
454,891	Series 2006-30T1	6.25%	11/25/2036	388,422
356,755	Series 2006-32CB	5.50%	11/25/2036	305,573
672,149	Series 2006-36T2(b)	27.12%	12/25/2036	941,794
2,688,651	Series 2007-19	6.00%	08/25/2037	2,225,810
8,419,444	Series 2007-20	6.25%	08/25/2047	7,221,399
2,845,418	Series 2007-23CB(b)	6.30%	09/25/2037	696,664
2,980,016	Series 2007-23CB(b)	0.70%	09/25/2037	1,806,223
	American Home Mortgage Investment Trust
265,478	Series 2007-A(c)(f)	6.10%	01/25/2037	183,712
	ARES CLO Ltd.
500,000	Series 2012-2A(b)(c)	5.38%	10/12/2023	500,552
500,000	Series 2013-26A(b)(c)	4.04%	04/15/2025	460,000
	BAMLL Commercial Mortgage Securities Trust
200,000	Series 2012-CLRN(b)(c)	1.80%	08/15/2014	202,619
300,000	Series 2012-CLRN(b)(c)	2.90%	08/15/2014	307,097
	Banc of America Alternative Loan Trust
161,413	Series 2005-6	6.00%	07/25/2035	153,369
508,828	Series 2005-6	5.50%	07/25/2035	504,313
	Banc of America Commercial Mortgage Trust
600,000	Series 2007-2(b)	5.64%	04/10/2049	677,675
900,000	Series 2007-5(b)	5.77%	10/10/2017	1,011,327
	Banc of America Funding Corp.
1,226,520	Series 2006-2	5.50%	03/25/2036	1,255,454
3,030,994	Series 2006-A(b)	3.01%	02/20/2036	2,444,472
1,990,967	Series 2008-R2(c)	6.00%	09/25/2037	2,038,040
	Banc of America Large Loan Trust
388,906	Series 2007-BMB1(b)(c)	0.95%	08/15/2029	383,343
	Banc of America Mortgage Trust
305,550	Series 2004-8	5.50%	09/25/2024	312,479
3,246,784	Series 2005-E(b)	5.43%	06/25/2035	3,211,859
	BCAP LLC Trust
357,346	Series 2007-AA2(b)	7.50%	04/25/2037	297,545
231,853	Series 2007-AA2	6.00%	04/25/2037	194,640
500,000	Series 2010-RR6(b)(c)	7.35%	08/26/2022	491,809
	Bear Stearns ALT-A Trust
3,078,952	Series 2004-11(b)	3.01%	11/25/2034	2,701,851
2,798,670	Series 2005-3(b)	2.61%	04/25/2035	2,248,636
2,959,470	Series 2006-6(b)	4.73%	11/25/2036	2,375,227

See Notes to Financial Statements.
28	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

	Bear Stearns Asset-Backed Securities Trust
$1,092,061	Series 2005-HE3(b)	1.22%	03/25/2035	$1,062,339
4,210,695	Series 2006-AC1(f)	5.75%	02/25/2036	3,416,587
	Bear Stearns Commercial Mortgage Securities
209,512	Series 2001-TOP2	6.83%	02/15/2035	209,212
750,000	Series 2007-PW16(b)	5.72%	05/11/2017	861,110
	Canyon Capital CLO Ltd.
500,000	Series 2004-1A(b)(c)	2.80%	10/15/2016	500,244
	Centurion CDO 8 Ltd.
500,000	Series 2005-8X C(b)	2.28%	03/08/2017	472,615
	Chase Mortgage Finance Trust
1,225,266	Series 2007-S3	5.50%	05/25/2037	1,240,091
	Citicorp Mortgage Securities Trust
1,925,964	Series 2007-1	6.00%	01/25/2037	1,971,059
1,534,985	Series 2007-2	5.50%	02/25/2037	1,550,063
	Citigroup Commercial Mortgage Trust
63,000	Series 2004-C1(b)	5.36%	04/15/2040	64,600
250,000	Series 2005-C3(b)	4.83%	05/15/2043	268,260
265,000	Series 2006-C4(b)	5.74%	03/15/2049	297,021
500,000	Series 2007-C6(b)	5.70%	06/10/2017	565,828
900,000	Series 2008-C7(b)	6.06%	12/10/2049	1,044,688
3,974,595	Series 2012-GC8(b)(c)	2.26%	09/10/2045	534,150
850,000	Series 2013-SMP C	2.74%	01/12/2018	875,967
850,000	Series 2013-SMP D(b)	3.01%	01/12/2018	857,285
	Citigroup Mortgage Loan Trust, Inc.
4,795,669	Series 2004-HYB1(b)	2.81%	02/25/2034	4,786,764
1,626,840	Series 2006-WF1(f)	5.89%	03/25/2036	1,149,619
2,262,582	Series 2007-OPX1(f)	6.33%	01/25/2037	1,519,339
2,000,000	Series 2008-AR4(b)(c)	2.95%	11/25/2038	1,395,954
1,400,000	Series 2008-AR4(b)(c)	2.88%	11/25/2038	786,062
1,485,358	Series 2010-8(b)(c)	9.95%	11/25/2036	1,197,957
4,399,888	Series 2010-8(b)(c)	8.78%	12/25/2036	3,354,915
	Citigroup/Deutsche Bank Commercial Mortgage Trust
18,111	Series 2005-CD1(b)	0.32%	07/15/2044	18,104
785,000	Series 2006-CD3	5.65%	10/15/2048	888,736
1,100,000	Series 2007-CD4(b)	5.37%	12/11/2049	1,187,173
27,970,443	Series 2007-CD5(b)(c)	0.17%	11/15/2044	92,694
	CitiMortgage Alternative Loan Trust
1,755,326	Series 2007-A1	6.00%	01/25/2037	1,485,580
345,753	Series 2007-A1(b)	5.20%	01/25/2037	62,983
619,932	Series 2007-A3(b)	5.20%	03/25/2037	125,625

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$269,381	Series 2007-A3	6.00%	03/25/2037	$232,302
9,592,090	Series 2007-A4	5.75%	04/25/2037	8,157,075
2,143,178	Series 2007-A4	5.75%	04/25/2037	1,822,550
1,885,317	Series 2007-A6	5.50%	06/25/2037	1,578,491
	COBALT CMBS Commercial Mortgage Trust
600,000	Series 2007-C2(b)	5.53%	04/15/2047	682,891
	Commercial Mortgage Asset Trust
250,000	Series 1999-C1	7.23%	01/17/2032	251,478
	Commercial Mortgage Pass-Through Certificates
175,000	Series 2006-C7(b)	5.77%	06/10/2046	192,952
600,000	Series 2006-C8	5.35%	12/10/2016	675,474
1,095,806	Series 2010-C1(b)(c)	2.37%	07/10/2046	59,162
500,000	Series 2011-THL(c)	5.95%	08/09/2016	514,559
6,966,426	Series 2012-CR3	2.38%	09/15/2022	994,611
500,000	Series 2012-FL2(b)(c)	3.70%	09/17/2014	500,000
986,633	Series 2012-LC4(b)(c)	2.52%	12/10/2044	153,733
	Commercial Mortgage Trust
10,000	Series 2004-FL2A(b)(c)	0.60%	11/05/2019	9,455
900,000	Series 2007-GG11(b)	5.87%	08/10/2017	1,022,524
600,000	Series 2007-GG9	5.48%	02/10/2017	664,025
900,000	Series 2007-GG9	5.48%	03/10/2039	982,114
	Countrywide Asset-Backed Certificates
2,500,000	Series 2005-12(f)	5.56%	02/25/2036	2,533,258
	Countrywide Home Loan Mortgage Pass-Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	296,498
1,148,375	Series 2007-17	6.00%	10/25/2037	1,138,578
1,229,849	Series 2007-3	6.00%	04/25/2037	1,124,706
1,694,998	Series 2007-7	5.75%	06/25/2037	1,580,316
	Credit Suisse First Boston Mortgage Securities Corp.
250,000	Series 1998-C2(c)	6.75%	11/15/2030	264,311
185,737	Series 2005-10	5.50%	11/25/2035	162,834
176,267	Series 2005-8	5.50%	08/25/2025	175,147
750,000	Series 2005-C6(b)	5.23%	11/15/2015	806,667
	Credit Suisse Mortgage Capital Certificates
1,080,000	Series 2006-C3(b)	5.80%	06/15/2038	1,214,908
950,000	Series 2006-C4	5.51%	09/15/2016	1,049,056
110,009,498	Series 2006-C4(b)(c)	0.56%	09/15/2039	314,627
550,000	Series 2006-C5	5.34%	12/15/2039	607,372
473,076	Series 2006-TF2A(b)(c)	0.37%	10/15/2021	464,337

See Notes to Financial Statements.
30	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$700,000	Series 2007-TFLA(b)(c)	0.35%	02/15/2022	$680,263
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(f)	5.70%	09/25/2036	2,327,494
227,525	Series 2007-1	5.90%	05/25/2037	156,631
	CSMC Mortgage-Backed Trust
459,024	Series 2006-1	6.00%	02/25/2036	347,726
339,431	Series 2006-4	5.50%	05/25/2021	348,837
1,653,830	Series 2006-5	6.25%	06/25/2036	960,939
1,851,236	Series 2006-7	5.00%	08/25/2036	1,523,443
186,751	Series 2006-9	6.00%	11/25/2036	187,994
7,126,896	Series 2007-1	6.00%	02/25/2037	6,579,907
199,205	Series 2007-2	5.00%	03/25/2037	197,136
792,544	Series 2007-3	5.84%	04/25/2037	496,700
158,965	Series 2007-4	6.00%	06/25/2037	143,953
900,000	Series 2009-RR2(b)(c)	5.69%	04/16/2017	996,314
2,775,154	Series 2010-7R(b)(c)	7.66%	04/26/2037	2,174,630
150,000	Series 2010-RR1(b)(c)	5.69%	04/16/2017	169,864
300,000	Series 2010-RR2(c)	5.34%	01/15/2017	338,139
	DBRR Trust
900,000	Series 2011-C32(b)(c)	5.74%	06/17/2049	1,005,549
650,000	Series 2012-EZ1 B(c)	1.39%	09/25/2045	650,878
	Del Coronado Trust
500,000	Series 2013-HDC D(b)	2.15%	03/15/2018	500,000
500,000	Series 2013-HDC E(b)	2.85%	03/15/2018	500,000
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
835,287	Series 2005-6(b)	4.88%	12/25/2035	162,723
392,539	Series 2005-6(b)	1.60%	12/25/2035	244,891
5,536,718	Series 2007-1(b)	0.34%	08/25/2037	4,235,202
	Deutsche Bank Agency
10,000,000	Series 2013-3438(b)	3.64%	05/25/2099	9,212,500
10,000,000	Series 2013-3439(b)	3.60%	04/15/2043	9,275,000
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
287,034	Series 2006-PR1(b)(c)	11.84%	04/15/2036	315,625
	Dryden XXIV Senior Loan Fund
500,000	Series 2012-24A(b)(c)	5.04%	11/15/2023	504,985
	First Horizon Alternative Mortgage Securities Trust
236,119	Series 2005-FA6	5.50%	09/25/2035	220,821
234,585	Series 2006-FA7	6.25%	12/25/2036	199,444
387,305	Series 2007-FA2	6.00%	04/25/2037	323,524

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

	First Horizon Mortgage Pass-Through Trust
$5,634,894	Series 2007-AR3(b)	2.45%	11/25/2037	$4,910,207
	Fontainebleau Miami Beach Trust
800,000	Series 2012-FBLU(c)	4.27%	05/05/2017	839,110
300,000	Series 2012-FBLU(c)	5.25%	05/05/2017	316,839
	Galaxy CLO Ltd.
500,000	Series 2013-15A(b)(c)	2.89%	04/15/2025	490,000
500,000	Series 2013-15A(b)(c)	3.69%	04/15/2025	480,000
	GMAC Commercial Mortgage Securities, Inc.
200,000	Series 2006-C1	5.29%	11/10/2045	217,040
	GS Mortgage Securities Trust
250,000	Series 2006-GG6	5.62%	04/10/2038	276,948
17,701,283	Series 2006-GG6(b)(c)	0.09%	04/10/2038	28,464
582,241	Series 2011-GC3(b)(c)	1.12%	03/10/2044	28,580
3,924,080	Series 2011-GC5(b)(c)	1.75%	08/10/2044	331,769
	GSAA Home Equity Trust
640,378	Series 2005-7(b)	4.48%	05/25/2035	634,325
827,652	Series 2006-18(f)	5.68%	11/25/2036	480,223
272,865	Series 2006-6(b)	5.69%	03/25/2036	168,278
1,437,336	Series 2007-2(f)	6.10%	03/25/2037	891,403
4,526,456	Series 2007-8(b)	0.55%	08/25/2037	3,663,134
	GSR Mortgage Loan Trust
2,262,003	Series 2005-AR4(b)	5.25%	07/25/2035	2,235,785
4,427,598	Series 2006-5F	5.50%	06/25/2036	4,423,215
3,741,433	Series 2007-AR2(b)	3.07%	05/25/2037	3,055,680
	HSI Asset Loan Obligation Trust
699,553	Series 2007-2	5.50%	09/25/2037	702,151
3,874,426	Series 2007-2	6.00%	09/25/2037	3,676,760
	IndyMac IMJA Mortgage Loan Trust
4,528,351	Series 2007-A1	6.00%	08/25/2037	4,014,637
	IndyMac IMSC Mortgage Loan Trust
6,572,098	Series 2007-F2	6.50%	07/25/2037	4,104,814
	IndyMac Index Mortgage Loan Trust
8,049,066	Series 2005-AR31(b)	2.59%	01/25/2036	6,778,473
3,319,373	Series 2005-AR35(b)	5.09%	02/25/2036	2,796,853
8,425,185	Series 2006-AR25(b)	2.96%	09/25/2036	6,805,106
2,000,000	Series 2007-FLX1(b)	0.38%	02/25/2037	1,884,204
	ING Investment Management CLO Ltd.
500,000	Series 2012-1A B(b)	4.43%	03/14/2022	505,500
	Jefferies & Co.
2,360,951	Series 2010-R7(b)(c)	1.20%	09/26/2035	2,240,174

See Notes to Financial Statements.
32	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

	JP Morgan Alternative Loan Trust
$821,602	Series 2005-S1	6.00%	12/25/2035	$741,641
253,993	Series 2006-S1	5.00%	02/25/2021	240,873
2,319,438	Series 2006-S3(f)	6.12%	08/25/2036	2,218,405
	JP Morgan Chase Commercial Mortgage Securities Corp.
8,728,755	Series 2006-LDP8(b)	0.54%	05/15/2045	130,731
600,000	Series 2007-CB18	5.47%	02/12/2017	675,896
1,100,000	Series 2007-CB19(b)	5.73%	05/12/2017	1,231,838
500,000	Series 2007-CB20(b)	5.88%	09/12/2017	591,524
4,000,000	Series 2007-CH1(f)	5.48%	05/25/2015	3,595,976
900,000	Series 2007-LD12(b)	6.00%	08/15/2017	1,033,025
500,000	Series 2009-RR2(c)	5.54%	02/17/2017	560,419
125,000	Series 2011-PLSD(c)	3.36%	11/13/2016	133,844
8,948,327	Series 2012-C8(b)	2.22%	09/15/2022	1,188,016
1,000,000	Series 2012-PHH(b)(c)	1.87%	10/15/2014	1,014,373
	JP Morgan Mortgage Acquisition Corp.
500,000	Series 2006-CH2(f)	5.46%	10/25/2036	385,774
	JP Morgan Mortgage Trust
3,066,434	Series 2007-S3	6.00%	07/25/2037	2,694,938
550,437	Series 2007-S3	6.00%	08/25/2037	479,329
	JP Morgan Resecuritization Trust
3,749,362	Series 2011-1(b)(c)	6.85%	06/26/2037	2,827,769
	LB Commercial Mortgage Trust
900,000	Series 2007-C3(b)(c)	5.89%	06/15/2017	1,041,560
	LB-UBS Commercial Mortgage Trust
650,000	Series 2001-C2	7.29%	09/15/2034	657,111
900,000	Series 2006-C6	5.41%	09/15/2016	1,018,992
5,096,596	Series 2006-C7(b)(c)	0.30%	11/15/2038	87,987
3,822,447	Series 2006-C7(b)(c)	0.65%	11/15/2038	80,027
500,000	Series 2007-C1	5.46%	01/15/2017	566,950
1,000,000	Series 2007-C1	5.48%	02/15/2040	986,343
	LCM XI LP
500,000	Series 2012-11A(b)(c)	4.25%	04/19/2022	491,909
	Lehman Brothers Floating Rate Commercial Mortgage Trust
939,326	Series 2006-LLFA(b)(c)	0.43%	09/15/2021	930,087
	Lehman Mortgage Trust
1,640,465	Series 2006-6	5.50%	10/25/2036	1,193,691
4,784,667	Series 2006-7(b)	0.45%	11/25/2036	868,417
4,784,667	Series 2006-7(b)	7.55%	11/25/2036	1,516,476
2,879,214	Series 2006-8(b)	0.62%	12/25/2036	1,297,175
2,879,214	Series 2006-8(b)	6.38%	12/25/2036	761,325

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$3,822,635	Series 2007-10	6.00%	01/25/2038	$3,802,963
880,606	Series 2007-10	6.50%	01/25/2038	829,513
	Lehman XS Trust
1,528,032	Series 2006-5(f)	5.89%	04/25/2036	1,394,629
	MASTR Asset Securitization Trust
257,580	Series 2003-1	5.75%	02/25/2033	257,756
282,607	Series 2003-2	5.75%	04/25/2033	282,487
70,503	Series 2005-1	5.00%	05/25/2035	70,474
	Merrill Lynch Mortgage Trust
450,000	Series 2005-CIP1	5.11%	07/12/2015	485,023
245,000	Series 2006-C1(b)	5.68%	05/12/2039	275,311
	ML-CFC Commercial Mortgage Trust
47,645	Series 2007-8(b)	5.87%	08/12/2049	50,604
	Morgan Stanley Bank of America Merrill Lynch Trust
4,959,675	Series 2012-C5(b)(c)	1.93%	07/15/2022	552,121
	Morgan Stanley Capital I Trust
95,000	Series 2005-HQ7(b)	5.21%	11/14/2042	105,103
1,000,000	Series 2006-HQ8(b)	5.50%	03/12/2044	1,039,100
1,000,000	Series 2007-HQ11(b)	5.51%	02/12/2044	1,019,293
34,744	Series 2007-HQ12(b)	0.49%	04/12/2049	33,905
900,000	Series 2007-IQ13	5.41%	03/15/2017	1,004,307
9,723,666	Series 2011-C1(b)(c)	0.96%	09/15/2047	305,673
	Morgan Stanley Mortgage Loan Trust
7,036,881	Series 2005-3AR(b)	2.87%	07/25/2035	5,954,419
422,918	Series 2006-11	6.00%	08/25/2036	339,384
2,728,032	Series 2006-7(b)	5.57%	06/25/2036	2,098,285
2,319,379	Series 2006-7	6.00%	06/25/2036	1,942,930
735,267	Series 2007-3XS(f)	5.70%	01/25/2047	539,840
	Morgan Stanley Re-REMIC Trust
750,000	Series 2010-HQ4(c)	4.97%	04/15/2040	781,717
850,362	Series 2011-R1(b)(c)	5.94%	02/26/2037	867,377
	Nomad CLO Ltd.
250,000	Series 2013-1A(b)(c)	3.24%	01/15/2025	250,000
250,000	Series 2013-1A(b)(c)	3.79%	01/15/2025	241,905
	Nomura Asset Acceptance Corp. Alternative Loan Trust
2,000,000	Series 2005-AP3(b)	5.32%	08/25/2035	1,566,004
	N-Star Real Estate CDO II Ltd.
522	Series 2004-2A(b)(c)	0.55%	06/28/2039	522
	OCP CLO Ltd.
500,000	Series 2013-3A(b)(c)	3.03%	01/17/2025	485,325

See Notes to Financial Statements.
34	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

	PHH Alternative Mortgage Trust
$3,952,202	Series 2007-2	6.00%	05/25/2037	$3,288,880
	Prime Mortgage Trust
350,300	Series 2006-1	5.50%	06/25/2036	335,029
161,997	Series 2006-DR1(c)	5.50%	05/25/2035	155,434
	Race Point CLO Ltd.
250,000	Series 2013-8A(b)(c)	1.30%	02/20/2025	250,000
250,000	Series 2013-8A(b)(c)	2.30%	02/20/2025	250,000
	RBSGC Structured Trust
577,317	Series 2008-B(c)	6.00%	06/25/2037	470,275
	Residential Accredit Loans, Inc.
688,914	Series 2004-QS15	5.25%	11/25/2034	708,025
4,924,897	Series 2005-QS17	6.00%	12/25/2035	4,426,616
8,508,650	Series 2006-QA5(b)	0.42%	07/25/2036	5,581,317
829,792	Series 2006-QS4	6.00%	04/25/2036	692,734
2,653,556	Series 2006-QS6	6.00%	06/25/2036	2,202,141
1,890,683	Series 2006-QS6	6.00%	06/25/2036	1,569,046
252,095	Series 2006-QS7(b)	0.60%	06/25/2036	152,304
756,285	Series 2006-QS7(b)	5.40%	06/25/2036	141,651
4,795,240	Series 2006-QS7	6.00%	06/25/2036	3,772,281
974,329	Series 2006-QS8(b)	5.35%	08/25/2036	179,220
324,776	Series 2006-QS8(b)	0.65%	08/25/2036	198,071
6,226,807	Series 2007-QS3	6.50%	02/25/2037	5,124,170
201,529	Series 2007-QS6	6.25%	04/25/2037	158,851
28,395	Series 2007-QS6(b)	53.30%	04/25/2037	71,189
481,043	Series 2008-QR1	6.00%	08/25/2036	284,102
	Residential Asset Mortgage Products, Inc.
134,736	Series 2004-RS4(b)	5.07%	04/25/2034	139,874
2,022,537	Series 2006-RS5(b)	0.37%	09/25/2036	1,843,763
	Residential Asset Securities Corp.
2,500,000	Series 2004-KS6(b)	5.85%	07/25/2034	2,242,383
1,329,535	Series 2005-KS4(b)	0.61%	05/25/2035	1,302,253
7,425,326	Series 2006-EMX6(b)	0.35%	07/25/2036	6,226,626
4,594,349	Series 2007-KS4(b)	0.38%	05/25/2037	4,416,483
	Residential Asset Securitization Trust
1,023,921	Series 2006-A1	6.00%	04/25/2036	872,255
2,119,299	Series 2006-A2	6.00%	05/25/2036	1,746,404
1,411,965	Series 2006-A6	6.50%	07/25/2036	933,776
10,041,341	Series 2006-A7CB	6.25%	07/25/2036	9,153,666
502,960	Series 2006-A8(b)	5.70%	08/25/2036	146,795
1,009,017	Series 2006-A8	6.00%	08/25/2036	896,309
237,549	Series 2006-A8	6.50%	08/25/2036	165,103

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$3,196,197	Series 2007-A1	6.00%	03/25/2037	$2,492,263
5,780,472	Series 2007-A2	6.00%	04/25/2037	5,207,899
205,988	Series 2007-A6	6.00%	06/25/2037	185,523
5,081,061	Series 2007-A7	6.00%	07/25/2037	4,173,787
	Residential Funding Mortgage Securities I, Inc.
3,338,280	Series 2006-S3	5.50%	03/25/2036	3,151,750
830,590	Series 2006-S6	6.00%	07/25/2036	798,949
1,374,153	Series 2007-S3	6.00%	03/25/2037	1,303,739
1,120,951	Series 2007-S6	6.00%	06/25/2037	996,735
	RREF 2012 LT1 LLC
1,250,000	Series 2013-LT2 A	2.83%	12/20/2015	1,250,000
	Saturn CLO Ltd.
100,000	Series 2007-1A(b)(c)	4.31%	05/13/2022	87,946
	Sequoia Mortgage Trust
6,022,103	Series 2007-3(b)	2.63%	07/20/2037	4,957,816
	SMA Issuer I LLC
619,597	Series 2012-LV1(c)	3.50%	09/20/2014	622,747
	Structured Adjustable Rate Mortgage Loan Trust
2,313,152	Series 2005-15(b)	2.58%	07/25/2035	1,992,052
1,411,463	Structured Asset Securities Corp. Series 2003-35(b)	5.16%	12/25/2033	1,426,433
1,407,446	Series 2004-15	4.75%	09/25/2019	1,431,147
495,400	Series 2005-RF1(b)(c)	0.55%	03/25/2035	404,127
498,482	Series 2005-RF1(b)(c)	6.54%	03/25/2035	94,867
2,133,496	TBW Mortgage-Backed Trust Series 2006-2	7.00%	07/25/2036	960,267
	TIAA Seasoned Commercial Mortgage Trust
250,000	Series 2007-C4(b)	5.54%	08/15/2039	274,959
	UBS-Barclays Commercial Mortgage Trust
4,959,852	Series 2012-C3(c)	2.21%	06/10/2022	697,697
	Venture X CLO Ltd.
500,000	Series 2012-10A(b)(c)	4.50%	07/20/2022	496,250
	Wachovia Bank Commercial Mortgage Trust
125,000	Series 2005-C22(b)	5.35%	12/15/2044	137,774
18,426,104	Series 2006-C27(b)(c)	0.06%	07/15/2045	163,974
1,710,800	Series 2006-C29(b)	0.38%	11/15/2048	22,326
900,000	Series 2007-C33(b)	5.92%	07/15/2017	1,006,746

See Notes to Financial Statements.
36	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

	Washington Mutual Alternative Mortgage Pass-Through Certificates
$4,979,281	Series 2005-1	6.00%	03/25/2035	$5,028,496
185,436	Series 2005-9	5.50%	11/25/2035	150,181
1,259,773	Series 2006-5	6.00%	07/25/2036	903,668
	Wells Fargo Alternative Loan Trust
3,303,059	Series 2007-PA2	6.00%	06/25/2037	3,055,280
2,272,380	Series 2007-PA2(b)	0.63%	06/25/2037	1,444,699
2,272,380	Series 2007-PA2(b)	5.87%	06/25/2037	507,952
910,232	Series 2007-PA3	5.75%	07/25/2037	814,811
3,812,578	Series 2007-PA5	6.25%	11/25/2037	3,648,069
	Wells Fargo Mortgage Loan Trust
3,569,648	Series 2012-RR1(b)(c)	2.85%	08/27/2037	3,516,103
	Wells Fargo Mortgage-Backed Securities Trust
7,510,856	Series 2005-12	5.50%	11/25/2035	7,732,975
2,587,285	Series 2006-11	6.00%	09/25/2036	2,592,838
676,169	Series 2006-2	5.50%	03/25/2036	648,501
327,480	Series 2006-2	5.75%	03/25/2036	329,558
990,047	Series 2007-10	6.00%	07/25/2037	974,723
2,608,554	Series 2007-13	6.00%	09/25/2037	2,675,607
3,067,285	Series 2007-14	6.00%	10/25/2037	3,154,706
2,616,536	Series 2007-2	6.00%	03/25/2037	2,567,240
4,829,818	Series 2007-3	5.50%	04/25/2037	4,624,430
1,435,071	Series 2007-5	5.50%	05/25/2037	1,521,437
3,320,040	Series 2007-8	6.00%	07/25/2037	3,275,920
1,975,614	Series 2007-8	6.00%	07/25/2037	1,943,672
	WF-RBS Commercial Mortgage Trust
4,964,506	Series 2012-C9(b)(c)	2.28%	11/15/2045	706,022
	WhiteHorse III Ltd./Corp.
500,000	Series 2006-1A(b)(c)	2.15%	05/01/2018	466,436
	Wind River CLO Ltd.
750,000	Series 2013-1A C(b)	3.68%	04/20/2025	692,295

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $381,116,817)				423,901,768

U.S. GOVERNMENT BONDS AND NOTES - 12.64%
3,450,000	U.S. Treasury Bonds	1.63%	08/15/2022	3,408,762
20,000,000	U.S. Treasury Bonds	1.63%	11/15/2022	19,665,620
9,650,000	U.S. Treasury Bonds	4.25%	05/15/2039	11,881,562
13,300,000	U.S. Treasury Bonds	3.75%	08/15/2041	15,070,563
14,600,000	U.S. Treasury Notes	0.38%	06/30/2013	14,612,556

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$14,200,000	U.S. Treasury Notes	0.38%	07/31/2013	$14,214,981
14,200,000	U.S. Treasury Notes	0.13%	08/31/2013	14,202,215
14,050,000	U.S. Treasury Notes	2.38%	05/31/2018	15,176,192
4,700,000	U.S. Treasury Notes	1.50%	08/31/2018	4,862,296
13,850,000	U.S. Treasury Notes	1.25%	04/30/2019	14,046,933
14,050,000	U.S. Treasury Notes	1.00%	08/31/2019	13,965,489
5,950,000	U.S. Treasury Notes	1.25%	10/31/2019	5,999,272
13,750,000	U.S. Treasury Notes	2.63%	11/15/2020	15,011,136
21,250,000	U.S. Treasury Notes	1.75%	05/15/2022	21,333,003

TOTAL U.S. GOVERNMENT BONDS AND NOTES

(Cost $184,291,787)				183,450,580

U.S. GOVERNMENT /AGENCY MORTGAGE BACKED SECURITIES - 17.01%
	Federal Home Loan Mortgage Corp. Pool
1,477,857	Series Pool #G01840	5.00%	07/01/2035	1,597,179
598,022	Series Pool #G04587	5.50%	08/01/2038	647,733
749,536	Series Pool #G04817	5.00%	09/01/2038	806,306
1,290,164	Series Pool #G06871	6.00%	06/01/2038	1,412,424
5,983,714	Series Pool #G06954	6.00%	05/01/2040	6,543,268
	Federal Home Loan Mortgage Corp. REMICS
5,645,925	Series 2003-2663	5.00%	08/15/2033	6,590,511
3,813,947	Series 2003-2722(b)	9.66%	12/15/2033	4,614,163
976,483	Series 2005-R003	5.50%	10/15/2035	1,112,314
5,550,323	Series 2006-3244(b)	6.46%	11/15/2036	1,070,147
312,183	Series 2007-3261(b)	6.23%	01/15/2037	51,814
3,519,763	Series 2007-3262(b)	6.20%	01/15/2037	509,732
4,990,497	Series 2007-3301(b)	5.90%	04/15/2037	676,187
7,180,894	Series 2007-3303(b)	5.88%	04/15/2037	1,008,176
3,808,050	Series 2007-3303(b)	5.90%	04/15/2037	537,251
4,624,707	Series 2007-3382(b)	5.80%	11/15/2037	444,818
3,968,410	Series 2007-3384(b)	6.11%	08/15/2036	571,602
3,182,574	Series 2007-3384(b)	6.19%	11/15/2037	439,173
2,976,202	Series 2008-3417(b)	5.98%	02/15/2038	412,549
17,123,745	Series 2008-3419(b)	6.23%	02/15/2038	3,098,302
89,066,791	Series 2008-3423(b)	0.35%	03/15/2038	672,721
4,063,007	Series 2008-3423(b)	5.45%	03/15/2038	475,356
6,289,784	Series 2009-3510(b)	6.55%	02/15/2037	1,124,551
2,472,836	Series 2009-3523(b)	5.80%	04/15/2039	327,750
433,625	Series 2009-3524(b)	5.29%	06/15/2038	458,706
330,235	Series 2009-3549(b)	5.60%	07/15/2039	40,006

See Notes to Financial Statements.
38	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$4,416,268	Series 2009-3560(b)	6.20%	11/15/2036	$743,174
2,449,030	Series 2010-3630	1.93%	03/15/2017	90,883
1,500,000	Series 2010-3641	4.50%	03/15/2040	1,635,529
688,111	Series 2010-3688	4.00%	07/15/2029	705,980
3,210,071	Series 2010-3726(b)	5.85%	09/15/2040	418,282
13,813,839	Series 2010-3728(b)	4.25%	09/15/2040	1,583,370
30,838	Series 2010-3739(b)	9.59%	11/15/2039	31,461
371,505	Series 2010-3745(b)	9.59%	10/15/2040	377,319
209,666	Series 2010-3766(b)	9.59%	11/15/2040	215,384
750,000	Series 2010-3779	3.50%	12/15/2030	798,079
250,000	Series 2010-3779	4.00%	12/15/2030	273,838
466,984	Series 2010-3779	4.50%	12/15/2040	476,796
172,196	Series 2011-3786(b)	9.09%	01/15/2041	177,565
451,312	Series 2011-3793(b)	9.39%	01/15/2041	458,333
1,090,376	Series 2011-3795	4.00%	01/15/2041	1,179,033
254,975	Series 2011-3798(b)	9.09%	11/15/2040	261,928
130,905	Series 2011-3805(b)	9.09%	02/15/2041	133,698
1,681,669	Series 2011-3806	5.50%	07/15/2034	1,990,194
600,000	Series 2011-3808	3.50%	02/15/2031	645,136
92,249	Series 2011-3809(b)	9.10%	02/15/2041	93,804
5,526,161	Series 2011-3815(b)	5.65%	02/15/2041	678,419
2,368,146	Series 2011-3818	4.50%	01/15/2040	2,454,521
500,000	Series 2011-3824	3.50%	03/15/2031	536,556
2,000,000	Series 2011-3824(b)	6.90%	08/15/2036	359,566
647,672	Series 2011-3857(b)	8.85%	05/15/2041	662,232
1,532,941	Series 2011-3863	5.50%	08/15/2034	1,808,898
1,291,156	Series 2011-3864(b)	8.80%	05/15/2041	1,361,386
1,100,792	Series 2011-3871	5.50%	06/15/2041	1,330,922
5,936,091	Series 2011-3872(b)	5.75%	06/15/2041	676,477
2,595,212	Series 2011-3877	4.50%	06/15/2041	2,867,032
1,923,877	Series 2011-3888	4.00%	07/15/2041	2,064,967
3,017,652	Series 2011-3894	4.50%	07/15/2041	3,372,616
2,164,413	Series 2011-3910	5.00%	08/15/2041	2,543,013
506,030	Series 2011-3924(b)	9.15%	09/15/2041	515,772
5,844,422	Series 2011-3924(b)	5.80%	09/15/2041	885,395
5,802,205	Series 2011-3925	3.00%	09/15/2021	329,194
3,091,209	Series 2012-4057	4.00%	06/15/2042	3,503,246
	Federal Home Loan Mortgage Corp. Strips
7,813,732	Series 2012-269	3.00%	08/15/2042	8,145,363
	Federal National Mortgage Association Pool
411,617	Series Pool #555743	5.00%	09/01/2033	448,580

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$494,089	Series Pool #735382	5.00%	04/01/2035	$537,533
1,275,895	Series Pool #735383	5.00%	04/01/2035	1,388,080
944,375	Series Pool #735484	5.00%	05/01/2035	1,025,590
1,755,025	Series Pool #889509	6.00%	05/01/2038	1,924,969
2,419,413	Series Pool #965025	6.50%	09/01/2038	2,713,195
1,834,890	Series Pool #995581	6.00%	01/01/2039	2,013,387
173,558	Series Pool #AH1140	4.50%	12/01/2040	181,110
281,618	Series Pool #AH4437	4.00%	01/01/2041	291,616
2,165,336	Series Pool #AH7309	4.00%	02/01/2031	2,326,112
1,913,162	Series Pool #AI6658	4.00%	08/01/2041	1,981,080
3,342,194	Series Pool #AK4039	4.00%	02/01/2042	3,460,842
3,574,791	Series Pool #AL1690	6.00%	05/01/2041	3,920,949
2,983,959	Series Pool #AL1744	6.00%	10/01/2040	3,272,904
1,444,992	Series Pool #MA0264	4.50%	12/01/2029	1,560,245
2,920,005	Series Pool #MA0353	4.50%	03/01/2030	3,158,964
871,428	Series Pool #MA0871	4.00%	10/01/2041	902,364
2,150,161	Series Pool #MA1050	4.50%	03/01/2042	2,243,714
1,522,556	Series Pool #MA1068	3.50%	05/01/2042	1,576,893
2,665,184	Series Pool #MA1117	3.50%	07/01/2042	2,760,299
6,890,751	Series Pool #MA1275	3.00%	12/01/2032	7,209,593
4,984,218	Series Pool #MA1366	3.00%	03/01/2033	5,214,843
3,114,918	Series Pool #MA3894	4.00%	09/01/2031	3,346,200
	Federal National Mortgage Association REMICS
4,839,365	Series 2003-92	5.00%	09/25/2033	5,450,906
471,017	Series 2004-46(b)	5.80%	03/25/2034	71,385
3,340,978	Series 2005-104(b)	6.50%	12/25/2033	317,156
1,215,404	Series 2006-101(b)	6.38%	10/25/2036	195,918
3,371,601	Series 2006-123(b)	6.12%	01/25/2037	637,499
784,275	Series 2007-102(b)	6.20%	11/25/2037	129,335
1,561,542	Series 2007-108(b)	6.16%	12/25/2037	189,090
225,207	Series 2007-30(b)	5.91%	04/25/2037	22,223
3,697,265	Series 2007-38(b)	5.88%	05/25/2037	517,410
229,798	Series 2007-51(b)	5.90%	06/25/2037	27,648
543,783	Series 2007-53(b)	5.90%	06/25/2037	63,494
3,209,381	Series 2007-57(b)	6.42%	10/25/2036	545,444
3,785,900	Series 2007-68(b)	6.45%	07/25/2037	569,002
1,519,994	Series 2008-14	5.50%	03/25/2038	1,728,066
3,858,670	Series 2008-3(b)	6.26%	02/25/2038	569,956
3,811,068	Series 2008-56(b)	5.86%	07/25/2038	447,736
1,216,715	Series 2008-81	5.50%	09/25/2038	1,343,691
2,940,128	Series 2009-111	5.00%	01/25/2040	3,242,235
3,555,168	Series 2009-111(b)	6.05%	01/25/2040	362,037

See Notes to Financial Statements.
40	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

$3,384,358	Series 2009-12(b)	6.40%	03/25/2036	$560,094
487,277	Series 2009-28(b)	5.80%	04/25/2037	64,426
1,781,833	Series 2009-41	4.50%	06/25/2039	1,893,985
1,804,374	Series 2009-42(b)	5.80%	06/25/2039	184,445
4,073,422	Series 2009-47(b)	5.90%	07/25/2039	428,785
2,791,799	Series 2009-62(b)	5.90%	08/25/2039	295,562
894,028	Series 2009-66(b)	5.60%	02/25/2038	98,301
1,270,333	Series 2009-68(b)	5.05%	09/25/2039	135,702
3,762,000	Series 2009-80	4.50%	10/25/2039	4,291,400
74,926	Series 2010-109(b)	52.78%	10/25/2040	134,663
5,496,932	Series 2010-11(b)	4.60%	02/25/2040	539,040
986,338	Series 2010-111(b)	5.80%	10/25/2040	129,497
552,494	Series 2010-112	4.00%	10/25/2040	595,136
2,491,450	Series 2010-115(b)	6.40%	11/25/2039	322,937
5,344,550	Series 2010-15(b)	4.75%	03/25/2040	507,492
917,701	Series 2010-34(b)	4.73%	04/25/2040	94,871
316,522	Series 2010-4(b)	6.03%	02/25/2040	52,232
932,760	Series 2010-58(b)	11.95%	06/25/2040	1,091,342
2,554,861	Series 2010-75	4.50%	07/25/2040	2,838,188
5,616,496	Series 2010-9(b)	4.55%	02/25/2040	554,893
869,115	Series 2010-9(b)	5.10%	02/25/2040	61,487
229,902	Series 2010-90(b)	5.80%	08/25/2040	29,067
1,036,544	Series 2011-127	4.00%	12/25/2041	1,028,152
4,730,327	Series 2011-141	4.00%	01/25/2042	5,222,309
500,000	Series 2011-16	3.50%	03/25/2031	533,869
2,725,940	Series 2011-2	4.00%	02/25/2041	2,958,841
1,000,000	Series 2011-25	3.00%	04/25/2026	1,063,429
500,000	Series 2011-29	3.50%	04/25/2031	533,859
1,200,000	Series 2011-48(b)	8.79%	06/25/2041	1,278,312
7,480,161	Series 2011-5(b)	6.20%	11/25/2040	835,250
4,742,087	Series 2011-58(b)	6.35%	07/25/2041	1,074,903
1,260,638	Series 2011-72	5.50%	04/25/2037	1,502,987
407,450	Series 2011-77	4.00%	08/25/2041	406,993
3,297,287	Series 2012-124(b)	7.43%	11/25/2042	3,296,140
1,614,427	Series 2012-140(b)	7.52%	12/25/2042	1,633,753
7,939,824	Series 2012-144(b)	4.37%	11/25/2049	8,505,949
8,308,699	Series 2012-20	3.50%	03/25/2042	8,682,424
6,013,285	Series 2012-29(b)	5.80%	04/25/2042	860,808
4,118,127	Series 2012-32	5.00%	04/25/2042	595,082
1,651,896	Series 2012-55(b)	6.64%	05/25/2042	1,668,783
15,497,310	Series 2012-65(b)	5.78%	06/25/2042	2,333,817
4,391,483	Series 2012-92	3.50%	08/25/2042	4,278,925
8,000,000	Series 2013-19(b)	5.15%	03/25/2043	7,497,104

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

	Government National Mortgage Association
$253,011	Series 2004-83(b)	5.88%	10/20/2034	$39,238
282,796	Series 2008-6(b)	6.26%	02/20/2038	47,963
268,786	Series 2008-67(b)	5.80%	08/20/2038	39,345
4,042,389	Series 2008-69(b)	7.43%	08/20/2038	734,393
216,700	Series 2009-10(b)	6.45%	02/16/2039	49,151
2,375,777	Series 2009-35	4.50%	05/20/2039	2,703,064
301,487	Series 2009-6(b)	5.75%	02/20/2038	43,385
4,167,846	Series 2009-75	5.00%	09/20/2039	4,875,326
14,621,472	Series 2010-26(b)	6.05%	02/20/2040	2,680,116
512,640	Series 2010-61(b)	6.35%	09/20/2039	74,682
3,447,593	Series 2010-98(b)	5.95%	03/20/2039	285,805
111,228	Series 2011-12(g)	0.00%	12/20/2040	110,597
2,734,975	Series 2011-45	4.50%	03/20/2041	3,126,309
3,873,283	Series 2011-69(g)	0.00%	05/20/2041	3,597,389
2,171,662	Series 2011-71	4.50%	02/20/2041	2,498,945
6,899,530	Series 2011-71(b)	5.20%	05/20/2041	874,943
2,106,332	Series 2011-72(b)	5.95%	05/20/2041	329,656
10,831,582	Series 2011-89(b)	5.25%	06/20/2041	1,515,468
5,611,802	Series 2012-105(b)	6.00%	01/20/2041	1,123,977

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $248,891,082)				246,962,379

TOTAL INVESTMENTS - 91.53% (Cost $1,269,298,187)				1,328,482,982
CASH - 10.67%				154,789,609
LIABILITIES IN EXCESS OF OTHER ASSETS - -2.20%				(31,910,215)

NET ASSETS - 100.00%				$1,451,362,376

(a)	Non-income producing security.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $86,971,010, which represents approximately 5.99% of net assets as of March 31, 2013.

See Notes to Financial Statements.
42	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

(d)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2013, the aggregate market value of those securities was $41,017,421, representing 2.83% of net assets.

(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2013.
(g)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:

AS - Anonim Sirket is the Turkish term for Incorporation.

Bhd - Berhad, a Malaysian public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

CDO - Collateralized Debt Obligation.

CLO - Collateralized Loan Obligation.

ESP - Empresa de Servicios Publicos is the Colombian term for Public Service Company.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

MLP - Master Limited Partnership.

MTN - Medium-Term Note.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PCL - A rearrangement of the letters for Public Limited Company, used in Thailand.

PLC - Public Limited Co.

Pty. - Proprietary.

REMICS - Real Estate Mortgage Investment Conduits.

Re-REMICS - Re-securitized Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anónima Abierta - A publicly traded corporation.

SAB de CV - A variable capital company.

SAC - Sociedad Anónima Cerrada - A privately held corporation.

SARL - Société à responsabilité limitée, is a private limited liability corporate entity.

SpA - Societa per Azioni.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	43

RiverNorth/Manning & Napier Dividend Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

CLOSED-END FUNDS - 36.72%
51,119	Adams Express Co.	$600,239
4,800	AllianzGI Equity & Convertible Income Fund	86,448
50,646	Alpine Total Dynamic Dividend Fund	207,142
16,600	BlackRock Global Opportunities Equity Trust	230,408
48,400	Clough Global Allocation Fund	729,388
25,800	Clough Global Opportunities Fund	332,046
40,000	Eaton Vance Enhanced Equity Income Fund	467,200
14,800	Eaton Vance Enhanced Equity Income Fund II	167,980
64,000	Eaton Vance Tax-Managed Diversified Equity Income Fund	650,240
18,500	Gabelli Utility Trust	127,650
100,000	Liberty All Star® Equity Fund	517,000
13,299	Macquarie Global Infrastructure Total Return Fund, Inc.	281,540
49,018	Royce Focus Trust, Inc.	342,146
9,200	Royce Value Trust, Inc.	138,552
7,502	Tri-Continental Corp.	131,660
32,500	Zweig Total Return Fund, Inc.	423,475

TOTAL CLOSED-END FUNDS (Cost $4,990,217)		5,433,114

COMMON STOCKS - 50.44%
Basic Materials - 2.77%
185	Air Products & Chemicals, Inc.	16,117
2,995	BHP Billiton PLC, ADR	173,890
1,383	EI du Pont de Nemours & Co.	67,988
538	Freeport-McMoRan Copper & Gold, Inc.	17,808
356	International Paper Co.	16,583
179	PPG Industries, Inc.	23,975
759	Sasol Ltd., ADR	33,654
805	Southern Copper Corp.	30,244
327	Teck Resources Ltd., Class B	9,208
644	The Dow Chemical Co.	20,505

		409,972

Communications - 1.79%
880	Corning, Inc.	11,730
700	Mobile Telesystems OJSC, ADR	14,518
2,648	NTT DOCOMO, Inc., ADR	39,376
300	Omnicom Group, Inc.	17,670
931	Pearson PLC, ADR	16,749
595	Rogers Communications, Inc., Class B	30,381
4,059	Telefonaktiebolaget LM Ericsson, ADR	51,143

See Notes to Financial Statements.
44	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Manning & Napier Dividend Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

518	The McGraw-Hill Cos., Inc.	$26,977
1,164	Thomson Reuters Corp.	37,807
311	Viacom, Inc., Class B	19,120

		265,471

Consumer, Cyclical - 4.91%
193	Genuine Parts Co.	15,054
223	Kohl’s Corp.	10,287
359	L Brands, Inc.	16,033
190	Magna International, Inc.	11,153
424	Mattel, Inc.	18,559
1,518	McDonald’s Corp.	151,329
667	Staples, Inc.	8,951
623	Target Corp.	42,644
2,125	The Home Depot, Inc.	148,283
534	Walgreen Co.	25,461
3,718	Wal-Mart Stores, Inc.	278,218

		725,972

Consumer, Non-cyclical - 21.41%
1,892	Abbott Laboratories	66,825
2,216	AbbVie, Inc.	90,369
440	Amgen, Inc.	45,104
598	Archer-Daniels-Midland Co.	20,171
2,042	AstraZeneca PLC, ADR	102,059
624	Automatic Data Processing, Inc.	40,579
358	Avon Products, Inc.	7,421
600	Baxter International, Inc.	43,584
219	Becton Dickinson and Co.	20,939
2,133	Bristol-Myers Squibb Co.	87,858
422	Campbell Soup Co.	19,142
319	Cardinal Health, Inc.	13,277
558	Colgate-Palmolive Co.	65,861
356	ConAgra Foods, Inc.	12,748
1,697	Eli Lilly & Co.	96,373
823	General Mills, Inc.	40,582
3,416	GlaxoSmithKline PLC, ADR	160,245
3,514	Johnson & Johnson	286,496
454	Kellogg Co.	29,251
504	Kimberly-Clark Corp.	49,382
507	Lorillard, Inc.	20,457
848	Medtronic, Inc.	39,822
4,365	Merck & Co., Inc.	192,933
2,664	Novartis AG, ADR	189,783
2,342	PepsiCo, Inc.	185,276
10,790	Pfizer, Inc.	311,399
2,704	Philip Morris International, Inc.	250,688

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	45

RiverNorth/Manning & Napier Dividend Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

2,935	Sanofi, ADR	$149,920
750	Sysco Corp.	26,378
6,286	The Coca-Cola Co.	254,206
278	The Hershey Co.	24,333
147	The JM Smucker Co.	14,577
2,722	The Procter & Gamble Co.	209,757

		3,167,795

Energy - 8.17%
3,384	BP PLC, ADR	143,312
2,516	Chevron Corp.	298,951
1,950	ConocoPhillips	117,195
3,341	Exxon Mobil Corp.	301,058
464	Marathon Oil Corp.	15,646
516	Occidental Petroleum Corp.	40,439
776	Phillips 66	54,297
2,261	Royal Dutch Shell PLC, ADR	147,327
3,702	Statoil ASA, ADR	91,143

		1,209,368

Financial - 0.18%
693	Marsh & McLennan Cos., Inc.	26,313

		26,313

Industrial - 6.74%
1,050	3M Co.	111,626
2,992	ABB Ltd., ADR	68,098
587	CSX Corp.	14,458
234	Deere & Co.	20,119
253	Dover Corp.	18,439
276	Eaton Corp. PLC	16,905
976	Emerson Electric Co.	54,529
350	General Dynamics Corp.	24,679
857	Honeywell International, Inc.	64,575
710	Illinois Tool Works, Inc.	43,267
1,308	Koninklijke Philips Electronics NV	38,651
303	Norfolk Southern Corp.	23,355
308	Northrop Grumman Corp.	21,606
370	Raytheon Co.	21,752
1,027	Siemens AG, ADR	110,711
137	Stanley Black & Decker, Inc.	11,093
408	TE Connectivity Ltd.	17,108
744	The Boeing Co.	63,873
259	Union Pacific Corp.	36,884
966	United Parcel Service, Inc., Class B	82,979
1,145	United Technologies Corp.	106,977
633	Waste Management, Inc.	24,820

		996,504

See Notes to Financial Statements.
46	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Manning & Napier Dividend Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

Technology - 4.07%
429	Accenture PLC, Class A	$32,591
270	Analog Devices, Inc.	12,552
1,261	Applied Materials, Inc.	16,998
1,630	Canon, Inc., ADR	59,805
1,482	Hewlett-Packard Co.	35,331
8,213	Intel Corp.	179,331
309	Linear Technology Corp.	11,856
7,990	Microsoft Corp.	228,554
705	Texas Instruments, Inc.	25,014

		602,032

Utilities - 0.40%
282	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	13,460
727	Cia Energetica de Minas Gerais, ADR	8,615
688	Enersis SA, ADR	13,237
675	Public Service Enterprise Group, Inc.	23,179

		58,491

TOTAL COMMON STOCKS (Cost $6,830,205)		7,461,918

EXCHANGE-TRADED FUNDS - 7.87%
14,350	iShares® Russell 1000 Value Index Fund	1,164,789

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,142,496)		1,164,789

TOTAL INVESTMENTS - 95.03% (Cost $12,962,918)		14,059,821
CASH - 5.61%		830,001
LIABILITIES IN EXCESS OF OTHER ASSETS - -0.64%		(95,265)

NET ASSETS - 100.00%		$14,794,557

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	47

RiverNorth Dynamic Buy-Write Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

COMMON STOCKS - 28.82%
Basic Materials - 2.57%
6,000	Freeport-McMoRan Copper & Gold, Inc.	$198,600
6,300	Newmont Mining Corp.	263,907
1,400	The Dow Chemical Co.	44,576

		507,083

Communications - 5.95%
10,000	AT&T, Inc.	366,900
2,000	CenturyLink, Inc.	70,260
24,000	Cisco Systems, Inc.	501,480
2,000	eBay, Inc.(a)	108,440
5,000	Facebook, Inc., Class A(a)	127,900

		1,174,980

Consumer, Cyclical - 0.46%
2,000	International Game Technology	33,000
2,000	JC Penney Co., Inc.	30,220
2,000	Staples, Inc.	26,840

		90,060

Consumer, Non-cyclical - 5.17%
1,800	Abbott Laboratories	63,576
4,000	AbbVie, Inc.	163,120
500	Alexion Pharmaceuticals, Inc.(a)	46,070
2,000	Amgen, Inc.	205,020
5,000	Apollo Group, Inc., Class A(a)	86,900
500	Baxter International, Inc.	36,320
2,500	Cardinal Health, Inc.	104,050
1,000	Lorillard, Inc.	40,350
2,000	Molson Coors Brewing Co., Class B	97,860
2,000	Sanofi, ADR	102,160
400	The Coca-Cola Co.	16,176
4,000	The Western Union Co.	60,160

		1,021,762

Energy - 4.49%
12,200	Arch Coal, Inc.	66,246
5,000	Bill Barrett Corp.(a)	101,350
8,000	BP PLC, ADR	338,800
1,500	Chevron Corp.	178,230
1,100	ConocoPhillips	66,110
6,000	Encana Corp.	116,760
1,000	Ultra Petroleum Corp.(a)	20,100

		887,596

Industrial - 1.66%
500	General Dynamics Corp.	35,255
1,000	Lockheed Martin Corp.	96,520
1,500	Northrop Grumman Corp.	105,225

See Notes to Financial Statements.
48	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Dynamic Buy-Write Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

600	The Boeing Co.	$51,510
1,000	Waste Management, Inc.	39,210

		327,720

Technology - 8.05%
1,600	Apple, Inc.	708,256
1,400	Canon, Inc., ADR	51,366
10,100	Dell, Inc.	144,733
28,500	Intel Corp.	622,298
2,000	Oracle Corp.	64,660

		1,591,313

Utilities - 0.47%
2,700	Exelon Corp.	93,096

		93,096

TOTAL COMMON STOCKS (Cost $5,528,476)		5,693,610

EXCHANGE-TRADED FUNDS - 20.18%
41,600	Financial Select Sector SPDR® Fund	757,494
6,100	Market Vectors Gold Miners ETF	230,885
6,700	Powershares QQQ Trust Series 1	462,099
16,200	SPDR® S&P® 500 ETF	2,538,054

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,816,227)		3,988,532

Number of Contracts	Description	Exercise Price	Maturity Date	Value

Purchased Put Options - 0.33%
50	Apollo Group, Inc.	$17.00	04/20/2013	2,750
11	BP PLC	38.00	07/20/2013	577
15	Chevron Corp.	125.00	06/22/2013	11,813
170	Cisco Systems, Inc.	21.00	05/18/2013	14,620
335	Dell, Inc.	13.00	05/18/2013	1,843
50	Dell, Inc.	14.00	05/18/2013	825
180	Financial Select Sector SPDR Fund	18.00	04/20/2013	3,510
60	Freeport-McMoRan Copper & Gold, Inc.	34.00	05/18/2013	12,090
46	Humana, Inc.	65.00	04/20/2013	5,750
265	Intel Corp.	21.00	04/20/2013	5,432
10	Kimberly-Clark Corp.	92.50	07/20/2013	1,550
25	SPDR S&P 500	157.00	04/20/2013	4,350

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	49

RiverNorth Dynamic Buy-Write Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Number of Contracts		Exercise Price	Maturity Date	Value

10	Western Digital Corp.	$42.00	04/20/2013	$105

TOTAL PURCHASED PUT OPTIONS (Cost $138,338)				65,215

Purchased Call Options - 0.08%
50	BP PLC	47.00	07/20/2013	1,050
10	Caterpillar, Inc.	105.00	05/18/2013	15
20	Chevron Corp.	125.00	06/22/2013	1,400
25	ConocoPhillips	65.00	05/18/2013	275
40	EMC Corp.	25.00	05/18/2013	1,600
75	Ford Motor Co.	14.00	05/18/2013	1,013
30	Garmin Ltd.	37.00	05/18/2013	555
50	Market Vectors Gold Miners ETF	42.50	09/21/2013	6,425
10	NetApp, Inc.	40.00	09/21/2013	940
25	QUALCOMM, Inc.	70.00	04/20/2013	275
52	The Mosaic Co.	67.50	06/22/2013	1,742
20	The Walt Disney Co.	60.00	04/20/2013	100

TOTAL PURCHASED CALL OPTIONS (Cost $33,017)				15,390

TOTAL INVESTMENTS - 49.41% (Cost $9,516,058)				9,762,747
CASH - 2.95%				582,554
SEGREGATED CASH - 42.22%(b)				8,340,974
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.42%				1,071,178

NET ASSETS - 100.00%				$19,757,453

(a)	Non-income producing security.
(b)	Cash is being held as collateral for written options.

Common Abbreviations:

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

Ltd. - Limited.

PLC - Public Limited Company.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Financial Statements.
50	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Shares/Description		Value

CLOSED-END FUNDS - 24.97%
6,019	Advent Claymore Convertible Securities and Income Fund	$102,022
7,196	Advent Claymore Enhanced Growth & Income Fund	70,017
31,100	BlackRock Credit Allocation Income Trust IV, Inc.	435,400
57,670	Eaton Vance Risk-Managed Diversified Equity Income Fund	633,793
20,825	Helios Advantage Income Fund, Inc.	189,299
23,175	Helios Multi-Sector High Income Fund, Inc.	145,076
2,500	Helios Strategic Income Fund, Inc.	16,100
31,900	Legg Mason BW Global Income Opportunities Fund, Inc.	640,871
40,569	Managed High Yield Plus Fund, Inc.	87,629
47,891	NexPoint Credit Strategies Fund	367,803
19,538	Nuveen Build America Bond Opportunity Fund	432,181
26,294	Nuveen Diversified Currency Opportunities Fund	340,770
36,165	PIMCO Dynamic Income Fund	1,124,737
7,040	PIMCO Income Opportunity Fund	217,607
19,918	PIMCO Income Strategy Fund II	228,260
7,400	Putnam High Income Securities Fund	60,680
73,469	Putnam Premier Income Trust	407,018
30,177	Virtus Global Multi-Sector Income Fund	580,907
41,920	Zweig Total Return Fund, Inc.	546,218

TOTAL CLOSED-END FUNDS

(Cost $6,535,315)		6,626,388

BUSINESS DEVELOPMENT COMPANY - 1.45%
38,800	TICC Capital Corp.	385,866

TOTAL BUSINESS DEVELOPMENT COMPANY

(Cost $395,202)		385,866

EXCHANGE-TRADED FUNDS - 16.75%
9,875	iShares® iBoxx $ High Yield Corporate Bond Fund	931,706
5,300	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	554,221
34,401	PowerShares Fundamental High Yield Corporate Bond Portfolio	666,004
62,500	PowerShares Senior Loan Portfolio	1,568,750
23,464	SPDR® Barclays Short Term High Yield Bond ETF	724,568

TOTAL EXCHANGE-TRADED FUNDS

(Cost $4,442,161)		4,445,249

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	51

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2013 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value

BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 17.27%
28,200	Fifth Street Finance Corp.	5.88%	10/30/2024	$703,872
68,000	Main Street Capital Corp.	6.13%	04/01/2023	1,700,000
50,000	Medley Capital Corp.	6.13%	03/30/2023	1,256,000
36,000	MVC Capital, Inc.	7.25%	01/15/2023	911,160
500	PennantPark Investment Corp.	6.25%	02/01/2025	12,600

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES

(Cost $4,563,401)				4,583,632

TOTAL INVESTMENTS - 60.44%
(Cost $15,936,079)				16,041,135
CASH - 45.32%				12,026,911
LIABILITIES IN EXCESS OF OTHER ASSETS - -5.76%				(1,529,568)

NET ASSETS - 100.00%				$26,538,478

(a)	Non-income producing security.

Common Abbreviations:

ETF - Exchange Traded Fund.

SPDR - Standard & Poor’s Depository Receipts.

See Notes to Financial Statements.
52	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities	March 31, 2013 (Unaudited)

ASSETS:
Investment in securities:
At cost	$366,225,534

At value	$452,863,182
Cash	150,719,569
Receivable for fund investments sold	2,170,785
Receivable for fund shares sold	751,207
Dividends receivable	278,418
Prepaid expenses and other assets	26,290

Total Assets	606,809,451

LIABILITIES:
Facility loan fee payable	25,006
Payable for fund investments purchased	7,778,685
Payable for fund shares redeemed	578,127
Payable to Adviser	500,997
Payable for Fund Accounting and Administration fees	20,834
Accrued 12b-1 fees	125,249
Payable for Custodian fees	37,848
Payable for Audit fees	9,116
Payable to Trustees and Officers	20,191
Other accrued expenses	79,726

Total Liabilities	9,175,779

Net Assets	$597,633,672

NET ASSETS CONSIST OF:
Paid-in capital	$505,620,830
Accumulated net investment loss	(6,450,476)
Accumulated net realized gain on investments	11,825,670
Net unrealized appreciation on investments	86,637,648

Net Assets	$597,633,672

PRICING OF SHARES:
Net Assets	$597,633,672
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	48,362,749

Net Asset Value Per Share, Offering and Redemption Price Per Share	$12.36

Minimum Redemption Price Per Share(a)	$12.11

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	53

RiverNorth/DoubleLine Strategic Income Fund
Statements of Assets and Liabilities	March 31, 2013 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,269,298,187

At value	$1,328,482,982

Cash	154,789,609
Interest receivable	6,693,790
Receivable for fund investments sold	4,054,536
Dividends receivable	1,045,584
Receivable for fund shares sold	701,857
Prepaid offering costs	17,956
Prepaid expenses and other assets	63,467

Total Assets	1,495,849,781

LIABILITIES:
Facility loan fee payable	43,940
Payable for fund investments purchased	41,593,070
Payable for fund shares redeemed	1,548,488
Payable to Adviser	925,077
Payable for Fund Accounting and Administration fees	87,341
Accrued 12b-1 fees - Class R Shares	90,715
Payable for Custodian fees	45,790
Payable for Audit fees	11,537
Payable to Trustees and Officers	3,273
Other accrued expenses	138,174

Total Liabilities	44,487,405

Net Assets	$1,451,362,376

NET ASSETS CONSIST OF:
Paid-in capital	$1,386,890,726
Accumulated net investment loss	(4,527,332)
Accumulated net realized gain on investments	9,814,187
Net unrealized appreciation on investments	59,184,795

Net Assets	$1,451,362,376

See Notes to Financial Statements.
54	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2013 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$1,025,301,515
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	90,825,278

Net Asset Value Per Share, Offering and Redemption Price Per Share	$11.29

Minimum Redemption Price Per Share(a)	$11.06

Class R Shares
Net Assets	$426,060,861
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	37,700,587

Net Asset Value Per Share, Offering and Redemption Price Per Share	$11.30

Minimum Redemption Price Per Share(a)	$11.07

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	55

RiverNorth/Manning & Napier Dividend Income Fund
Statement of Assets and Liabilities	March 31, 2013 (Unaudited)

ASSETS:
Investment in securities:
At cost	$12,962,918

At value	$14,059,821
Cash	830,001
Receivable for fund investments sold	73,749
Dividends receivable	22,466
Prepaid offering costs	9,391
Receivable due from Adviser	2,710
Receivable for fund shares sold	200
Prepaid expenses and other assets	9,137

Total Assets	15,007,475

LIABILITIES:
Facility loan fee payable	408
Payable for fund investments purchased	175,921
Payable for fund shares redeemed	4,756
Payable for distributions	883
Payable for Fund Accounting and Administration fees	2,098
Accrued 12b-1 fees - Class R Shares	2,290
Payable for Custodian fees	15,003
Payable for Audit fees	8,090
Payable to Trustees and Officers	121
Other accrued expenses	3,348

Total Liabilities	212,918

Net Assets	$14,794,557

NET ASSETS CONSIST OF:
Paid - in capital	$13,672,813
Accumulated net investment loss	(47,828)
Accumulated net realized gain on investments	72,669
Net unrealized appreciation on investments	1,096,903

Net Assets	$14,794,557

See Notes to Financial Statements.
56	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Manning & Napier Dividend Income Fund
Statement of Assets and Liabilities	March 31, 2013 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$3,768,024
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	336,730

Net Asset Value Per Share, Offering and Redemption Price Per Share	$11.19

Minimum Redemption Price Per Share(a)	$10.97

Class R Shares
Net Assets	$11,026,533
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	985,765

Net Asset Value Per Share, Offering and Redemption Price Per Share	$11.19

Minimum Redemption Price Per Share(a)	$10.97

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	57

RiverNorth Dynamic Buy-Write Fund
Statement of Assets and Liabilities	March 31, 2013 (Unaudited)

ASSETS:
Investment in securities:
At cost	$9,516,058

At value	$9,762,747
Cash	582,554
Segregated Cash	8,340,974
Receivable for fund investments sold	1,253,310
Deposit with broker for written options	351,180
Receivable for fund shares sold	18,859
Dividends receivable	17,982
Prepaid offering costs	9,925
Prepaid expenses and other assets	2,974

Total Assets	20,340,505

LIABILITIES:
Written options, at value (Premiums received $349,339)	396,765
Payable for fund investments purchased	116,509
Payable for fund shares redeemed	16,691
Payable to Adviser	12,196
Payable for Fund Accounting and Administration fees	1,409
Accrued 12b-1 fees	4,095
Payable for Custodian fees	15,317
Payable for Audit fees	11,090
Payable to Trustees and Officers	104
Other accrued expenses	8,876

Total Liabilities	583,052

Net Assets	$19,757,453

NET ASSETS CONSIST OF:
Paid-in capital	$19,412,472
Accumulated net investment loss	(29,166)
Accumulated net realized gain on investments and written options	174,884
Net unrealized appreciation on investments and written options	199,263

Net Assets	$19,757,453

PRICING OF SHARES:
Net Assets	$19,757,453
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	1,942,517

Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.17

Minimum Redemption Price Per Share(a)	$9.97

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
58	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2013 (Unaudited)

ASSETS:
Investment in securities:
At cost	$15,936,079

At value	$16,041,135
Cash	12,026,911
Receivable for fund investments sold	396,432
Receivable for fund shares sold	212,455
Dividends receivable	35,180
Prepaid offering costs	33,005
Prepaid expenses and other assets	2,714

Total Assets	28,747,832

LIABILITIES:
Payable for fund investments purchased	2,168,737
Payable for fund shares redeemed	1,022
Payable to Adviser	9,822
Payable for Fund Accounting and Administration fees	2,747
Accrued 12b-1 fees - Class R shares	1,873
Payable for Custodian fees	9,066
Payable for Audit fees	7,873
Payable to Trustees and Officers	489
Other accrued expenses	7,725

Total Liabilities	2,209,354

Net Assets	$26,538,478

NET ASSETS CONSIST OF:
Paid-in capital	$26,390,760
Accumulated net investment loss	(4,364)
Accumulated net realized gain on investments	47,026
Net unrealized appreciation on investments	105,056

Net Assets	$26,538,478

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	59

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2013 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$15,870,839
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	1,552,157

Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.23

Minimum Redemption Price Per Share(a)	$10.03

Class R Shares
Net Assets	$10,667,639
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	1,043,599

Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.22

Minimum Redemption Price Per Share(a)	$10.02

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
60	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Core Opportunity Fund
Statement of Operations	For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividend income	$12,843,955

Total Investment Income	12,843,955

EXPENSES:
Investment Adviser fee	2,796,367
12b-1 fees	699,092
Accounting and administration fee	110,633
Printing expenses	42,726
Custodian expenses	31,898
Transfer agent expenses	23,423
Compliance expenses	22,289
Registration expenses	15,527
Facility loan fee	9,727
Audit expenses	9,334
Trustee expenses	6,493
Insurance expenses	5,521
Legal expenses	5,043
24f-2 expenses	2,527
Miscellaneous expenses	61,685

Total Expenses	3,842,285

Net Investment Income	9,001,670

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	10,906,980
Long-term capital gain distributions from other investment companies	3,208,380

Net change in unrealized appreciation on:
Investments	17,247,273

Net Realized and Unrealized Gain on Investments	31,362,633

Net Increase in Net Assets Resulting from Operations	$40,364,303

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	61

RiverNorth/DoubleLine Strategic Income Fund
Statement of Operations	For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividend income	$9,311,514
Interest income	29,700,065
Other income	15,000

Total Investment Income	39,026,579

EXPENSES:
Investment Adviser fee	5,353,697
12b-1 fees - Class R Shares	560,714
Accounting and administration fee	362,976
Transfer agent expenses	152,582
Custodian expenses	69,142
Compliance expenses	65,497
Registration expenses	62,008
Printing expenses	54,111
Facility loan fee	43,437
Trustee expenses	25,341
Insurance expenses	21,499
24f-2 expenses	19,532
Audit expenses	10,756
Legal expenses	3,721
Miscellaneous expenses	116,956

Total Expenses	6,921,969

Net Investment Income	32,104,610

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	10,942,966
Long-term capital gain distributions from other investment companies	1,275,269

Net change in unrealized appreciation on:
Investments	(2,400,605)

Net Realized and Unrealized Gain on Investments	9,817,630

Net Increase in Net Assets Resulting from Operations	$41,922,240

See Notes to Financial Statements.
62	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Manning & Napier Dividend Income Fund
Statement of Operations	For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividend income	$287,369
Foreign taxes withheld	(2,796)

Total Investment Income	284,573

EXPENSES:
Investment Adviser fee	57,859
Offering costs	29,082
Custodian expenses	13,702
Transfer agent expenses	12,490
12b-1 fees - Class R Shares	11,244
Audit expenses	8,633
Accounting and administration fee	6,137
Registration expenses	4,234
24f-2 expenses	587
Compliance expenses	517
Printing expenses	493
Facility loan fee	417
Trustee expenses	281
Legal expenses	51
Insurance expenses	25
Miscellaneous expenses	3,594

Total expenses before waiver/reimbursement	149,346
Less fees waived/reimbursed by Investment Adviser:	(59,957)
Class I Shares	(13,414)
Class R Shares	(46,543)

Net Expenses	89,389

Net Investment Income	195,184

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	101,980
Long-term capital gain distributions from other investment companies	25,207

Net change in unrealized appreciation on:
Investments	946,128

Net Realized and Unrealized Gain on Investments	1,073,315

Net Increase in Net Assets Resulting from Operations	$1,268,499

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	63

RiverNorth Dynamic Buy-Write Fund
Statement of Operations	For the Period October 12, 2012 (commenced operations) to March 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividend income	$76,209
Foreign taxes withheld	(372)

Total Investment Income	75,837

EXPENSES:
Investment Adviser fee	57,905
Offering costs	20,223
Custodian expenses	15,317
12b-1 fees	14,476
Transfer agent expenses	12,834
Audit expenses	11,300
24f-2 expenses	4,145
Accounting and administration fee	3,866
Legal expenses	1,631
Registration expenses	700
Compliance expenses	573
Printing expenses	273
Trustee expenses	214
Insurance expenses	25
Miscellaneous expenses	2,621

Total expenses before waiver/reimbursement	146,103
Less fees waived/reimbursed by Investment Adviser:	(41,879)

Net Expenses	104,224

Net Investment Loss	(28,387)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(226,243)
Written options	401,127
Net change in unrealized appreciation/(depreciation) on:
Investments	246,689
Written Options	(47,426)

Net Realized and Unrealized Gain on Investments	374,147

Net Increase in Net Assets Resulting from Operations	$345,760

See Notes to Financial Statements.
64	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund
Statement of Operations	For the Period December 28, 2012 (commenced operations) to March 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividend income	$120,707

Total Investment Income	120,707

EXPENSES:
Investment Adviser fee	37,597
Offering costs	13,634
Custodian expenses	9,066
Audit expenses	8,083
Transfer agent expenses	7,073
12b-1 fees - Class R Shares	3,734
Accounting and administration fee	3,474
24f-2 expenses	3,374
Printing expenses	1,161
Registration expenses	485
Compliance expenses	452
Legal expenses	291
Insurance expenses	280
Trustee expenses	247
Miscellaneous expenses	1,554

Total expenses before waiver/reimbursement	90,505
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(19,983)
Class R Shares	(16,031)

Net Expenses	54,491

Net Investment Income	66,216

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	42,545
Long-term capital gain distributions from other investment companies	4,481

Net change in unrealized appreciation on:
Investments	105,056

Net Realized and Unrealized Gain on Investments	152,082

Net Increase in Net Assets Resulting from Operations	$218,298

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	65

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,001,670	$9,281,784
Net realized gain on investments	10,906,980	22,373,489
Long-term capital gain distributions from other investment companies	3,208,380	2,212,488
Net change in unrealized appreciation on investments	17,247,273	64,106,622

Net increase in net assets resulting from operations	40,364,303	97,974,383

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,102,850)	(20,499,992)
From net realized gains on investments	(23,099,671)	(21,513,345)

Net decrease in net assets from distributions to shareholders	(38,202,521)	(42,013,337)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	83,022,508	142,129,866
Reinvestment of distributions	37,586,237	41,181,736
Cost of shares redeemed	(94,473,105)	(158,178,289)
Redemption fees(a)	12,448	34,290

Net increase in net assets from capital share transactions	26,148,088	25,167,603

Net Increase in Net Assets	28,309,870	81,128,649

NET ASSETS:
Beginning of period	569,323,802	488,195,153

End of period (including accumulated net investment loss of $(6,450,476) and $(349,296), respectively)	$597,633,672	$569,323,802

OTHER INFORMATION:
Share Transactions:
Shares sold	6,750,112	12,059,869
Shares issued in reinvestment of distributions	3,271,213	3,792,057
Shares redeemed	(7,676,392)	(13,491,501)

Net increase from share transactions	2,344,933	2,360,425

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
66	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,104,610	$48,814,843
Net realized gain on investments	10,942,966	14,773,662
Long-term capital gain distributions from other investment companies	1,275,269	25,567
Net change in unrealized appreciation on investments	(2,400,605)	60,017,254

Net increase in net assets resulting from operations	41,922,240	123,631,326

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(25,776,981)	(37,582,010)
Class R Shares	(11,116,160)	(18,098,346)
From net realized gains on investments:
Class I Shares	(7,261,076)	(704,354)
Class R Shares	(3,482,436)	(352,655)

Net decrease in net assets from distributions to shareholders	(47,636,653)	(56,737,365)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	239,329,798	557,176,722
Reinvestment of distributions	25,426,503	34,078,733
Cost of shares redeemed	(113,645,623)	(89,957,893)
Redemption fees(a)	82,308	61,046

Net increase in net assets from capital share transactions	151,192,986	501,358,608

Class R Shares
Proceeds from shares sold	71,523,203	353,259,674
Reinvestment of distributions	14,303,471	17,679,372
Cost of shares redeemed	(112,108,950)	(81,644,400)
Redemption fees(a)	15,632	160,048

Net increase/(decrease) in net assets from capital share transactions	(26,266,644)	289,454,694

Net Increase in Net Assets	119,211,929	857,707,263

NET ASSETS:
Beginning of period	1,332,150,447	474,443,184

End of period (including accumulated net investment income/(loss) of $(4,527,332) and $261,199)	$1,451,362,376	$1,332,150,447

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	67

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	21,095,815	51,228,287
Shares issued in reinvestment of distributions	2,256,216	3,109,665
Shares redeemed	(10,063,685)	(8,205,498)

Net increase from share transactions	13,288,346	46,132,454

Class R Shares
Shares sold	6,326,188	32,428,937
Shares issued in reinvestment of distributions	1,267,738	1,611,147
Shares redeemed	(9,871,085)	(7,437,705)

Net increase/(decrease) from share transactions	(2,277,159)	26,602,379

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
68	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Manning & Napier Dividend Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Period July 18, 2012 (Inception) to September 30, 2012

NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$195,184	$4,847
Net realized gain on investments	101,980	40,990
Long-term capital gain distributions from other investment companies	25,207	–
Net change in unrealized appreciation on investments	946,128	150,775

Net increase in net assets resulting from operations	1,268,499	196,612

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(59,278)	(2,429)
Class R Shares	(183,734)	(15,328)
From net realized gains on investments:
Class I Shares	(19,020)	–
Class R Shares	(67,585)	–

Net decrease in net assets from distributions to shareholders	(329,617)	(17,757)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	3,203,947	1,046,429
Reinvestment of distributions	77,540	2,429
Cost of shares redeemed	(808,656)	(99)
Redemption fees(a)	1,812	–

Net increase in net assets from capital share transactions	2,474,643	1,048,759

Class R Shares
Proceeds from shares sold	4,671,276	6,214,805
Reinvestment of distributions	248,675	15,297
Cost of shares redeemed	(901,443)	(107,796)
Redemption fees(a)	11,527	1,077

Net increase in net assets from capital share transactions	4,030,035	6,123,383

Net Increase in Net Assets	7,443,560	7,350,997

NET ASSETS:
Beginning of period	7,350,997	–

End of period (including accumulated net investment loss of $(47,828) and $0)	$14,794,557	$7,350,997

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	69

RiverNorth/Manning & Napier Dividend Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Period July 18, 2012 (Inception) to September 30, 2012

OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	303,123	102,400
Shares issued in reinvestment of distributions	7,369	232
Shares redeemed	(76,385)	(9)

Net increase from share transactions	234,107	102,623

Class R Shares
Shares sold	443,598	612,037
Shares issued in reinvestment of distributions	23,754	1,461
Shares redeemed	(84,623)	(10,462)

Net increase from share transactions	382,729	603,036

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
70	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Dynamic Buy-Write Fund
Statement of Changes in Net Assets

For the Period October 12, 2012 (commenced operations) to March 31, 2013 (Unaudited)

NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(28,387)
Net realized gain on investments and written options	174,884
Net change in unrealized appreciation on investments and written options	199,263

Net increase in net assets resulting from operations	345,760

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(779)

Net decrease in net assets from distributions to shareholders	(779)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,730,226
Reinvestment of distributions	779
Cost of shares redeemed	(320,853)
Redemption fees(a)	2,320

Net increase in net assets from capital share transactions	19,412,472

Net Increase in Net Assets	19,757,453

NET ASSETS:
Beginning of period	–

End of period (including accumulated net investment loss of $(29,166))	$19,757,453

OTHER INFORMATION:
Share Transactions:
Shares sold	1,974,067
Shares issued in reinvestment of distributions	78
Shares redeemed	(31,628)

Net increase from share transactions	1,942,517

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	71

RiverNorth/Oaktree High Income Fund
Statements of Changes in Net Assets

For the Period December 28, 2012 (commenced operations) to March 31, 2013 (Unaudited)

NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$66,216
Net realized gain on investments	42,545
Long-term capital gain distributions from other investment companies	4,481
Net change in unrealized appreciation on investments	105,056

Net increase in net assets resulting from operations	218,298

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(42,992)
Class R Shares	(27,588)

Net decrease in net assets from distributions to shareholders	(70,580)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	15,753,306
Reinvestment of distributions	39,179
Cost of shares redeemed	(10,674)
Redemption fees(a)	327

Net increase in net assets from capital share transactions	15,782,138

Class R Shares
Proceeds from shares sold	10,631,563
Reinvestment of distributions	27,508
Cost of shares redeemed	(50,665)
Redemption fees(a)	216

Net increase in net assets from capital share transactions	10,608,622

Net Increase in Net Assets	26,538,478

NET ASSETS:
Beginning of period	–

End of period (including accumulated net investment loss of $(4,364))	$26,538,478

See Notes to Financial Statements.
72	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund
Statements of Changes in Net Assets

For the Period December 28, 2012 (commenced operations) to March 31, 2013 (Unaudited)

OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	1,549,362
Shares issued in reinvestment of distributions	3,841
Shares redeemed	(1,046)

Net increase from share transactions	1,552,157

Class R Shares
Shares sold	1,045,879
Shares issued in reinvestment of distributions	2,697
Shares redeemed	(4,977)

Net increase from share transactions	1,043,599

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	73

RiverNorth Core Opportunity Fund
Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)

Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments

Total distributions

Paid-in capital from redemption fees(a)

Net increase/(decrease) in net asset value

Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)

Ratio of expenses to average net assets including fee waivers and reimbursements(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
74	(888) 848-7569 | www.rivernorthfunds.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012		For the Year Ended September 30, 2011		For the Year Ended September 30, 2010		For the Year Ended September 30, 2009		For the Year Ended September 30, 2008

$ 12.37	$11.18		$11.63		$10.57		$8.72		$10.74

0.20	0.20		0.32		0.21		0.32		0.42
0.67	2.01		(0.45)		1.30		1.76		(2.10)
0.87	2.21		(0.13)		1.51		2.08		(1.68)

(0.35)	(0.50)		(0.32)		(0.45)		(0.23)		(0.23)
(0.53)	(0.52)		–		–		0.00	(b)	(0.12)
(0.88)	(1.02)		(0.32)		(0.45)		(0.23)		(0.35)
0.00 (b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.01
(0.01)	1.19		(0.45)		1.06		1.85		(2.02)
$ 12.36	$12.37		$11.18		$11.63		$10.57		$8.72

7.56% (d)	21.05%		(1.33%)		14.72%		25.06%		(16.08%)

$ 597,634	$569,324		$488,195		$392,421		$275,482		$133,330

1.37% (f)	1.36%		1.45%		1.45%		1.53%		1.59%

1.37% (f)	1.36%		1.45%		1.45%		1.53%		1.65%
3.22% (f)	1.74%		2.57%		1.95%		3.80%		4.21%
3.22% (f)	1.74%		2.57%		1.95%		3.80%		4.15%
21% (d)	30%		38%		38%		215%		304%

Semi-Annual Report | March 31, 2013 (Unaudited)	75

RiverNorth/DoubleLine Strategic Income Fund	Class I
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2013 (Unaudited)		For the Year Ended September 30, 2012		For the Period December 30, 2010 (Inception) to September 30, 2011

Net asset value - beginning of period	$11.33		$10.59		$10.00
Income from investment operations:
Net investment income(a)	0.26		0.57		0.42
Net realized and unrealized gain on investments(a)	0.09		0.82		0.46
Total income from investment operations	0.35		1.39		0.88

Less distributions:
From net investment income	(0.30)		(0.63)		(0.30)
From net realized gain on investments	(0.09)		(0.02)		–
Total distributions	(0.39)		(0.65)		(0.30)
Paid-in capital from redemption fees(a)	0.00	(b)	0.00	(b)	0.01
Net increase/(decrease) in net asset value	(0.04)		0.74		0.59
Net asset value - end of period	$11.29		$11.33		$10.59

Total Return(c)	3.07%	(d)	13.56%		8.97% (d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,025,302		$878,631		$332,664
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	0.89%	(f)	0.90%		1.08% (f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.89%	(f)	0.90%		0.95% (f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	4.57%	(f)	5.20%		5.18% (f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	4.57%	(f)	5.20%		5.31% (f)
Portfolio turnover rate	28%	(d)	74%		64% (d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
76	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Class R
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2013 (Unaudited)		For the Year Ended September 30, 2012	For the Period December 30, 2010 (Inception) to September 30, 2011

Net asset value - beginning of period	$11.34		$10.60	$10.00
Income from investment operations:
Net investment income(a)	0.25		0.54	0.40
Net realized and unrealized gain on investments(a)	0.08		0.82	0.46
Total income from investment operations	0.33		1.36	0.86

Less distributions:
From net investment income	(0.28)		(0.61)	(0.28)
From net realized gain on investments	(0.09)		(0.02)	–
Total distributions	(0.37)		(0.63)	(0.28)
Paid-in capital from redemption fees(a)	0.00	(b)	0.01	0.02
Net increase/(decrease) in net asset value	(0.04)		0.74	0.60
Net asset value - end of period	$11.30		$11.34	$10.60

Total Return(c)	2.93%	(d)	13.28%	8.88% (d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$426,061		$453,520	$141,779
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.14%	(f)	1.15%	1.33% (f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.14%	(f)	1.15%	1.20% (f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	4.33%	(f)	4.96%	4.99% (f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	4.33%	(f)	4.96%	5.11% (f)
Portfolio turnover rate	28%	(d)	74%	64% (d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	77

RiverNorth/Manning & Napier Dividend Income Fund	Class I
Financial Highlights	For a share outstanding throughout the period presented.

	For the Six Months Ended March 31, 2013 (Unaudited)		For the Period July 18, 2012 (Inception) to September 30, 2012

Net asset value - beginning of period	$10.42		$10.00
Income from investment operations:
Net investment income(a)	0.19		0.02
Net realized and unrealized gain on investments(a)	0.86		0.42
Total income from investment operations	1.05		0.44

Less distributions:
From net investment income	(0.21)		(0.02)
From net realized gain on investments	(0.08)		–
Total distributions	(0.29)		(0.02)
Paid-in capital from redemption fees(a)	0.01		–
Net increase in net asset value	0.77		0.42
Net asset value - end of period	$11.19		$10.42

Total Return(b)	10.32%	(c)	4.44%	(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,768		$1,069
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	2.39%	(e)	6.16%	(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.35%	(e)	1.35%	(e)
Ratio of net investment income/(loss) to average net assets excluding fee waivers and reimbursements(d)	2.54%	(e)	(3.92%)	(e)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)	3.58%	(e)	0.89%	(e)
Portfolio turnover rate	39%	(c)	13%	(c)

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements.
78	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Manning & Napier Dividend Income Fund	Class R
Financial Highlights	For a share outstanding throughout the period presented.

	For the Six Months Ended March 31, 2013 (Unaudited)		For the Period July 18, 2012 (Inception) to September 30, 2012

Net asset value - beginning of period	$10.42		$10.00
Income from investment operations:
Net investment income(a)	0.18		0.01
Net realized and unrealized gain on investments(a)	0.86		0.44
Total income from investment operations	1.04		0.45

Less distributions:
From net investment income	(0.20)		(0.03)
From net realized gain on investments	(0.08)		–
Total distributions	(0.28)		(0.03)
Paid-in capital from redemption fees(a)	0.01		0.00(b)
Net increase in net asset value	0.77		0.42
Net asset value - end of period	$11.19		$10.42

Total Return(c)	10.25%	(d)	4.46%(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11,027		$6,282
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.63%	(f)	6.21%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.60%	(f)	1.60%(f)
Ratio of net investment income/(loss) to average net assets excluding fee waivers and reimbursements(e)	2.28%	(f)	(4.12%)(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	3.31%	(f)	0.49%(f)
Portfolio turnover rate	39%	(d)	13%(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	79

RiverNorth Dynamic Buy-Write Fund
Financial Highlights	For a share outstanding throughout the period presented.

	For the Period October 12, 2012 (commenced operations) to March 31, 2013 (Unaudited)

Net asset value - beginning of period	$ 10.00
Income from investment operations:
Net investment loss(a)	(0.02)
Net realized and unrealized gain on investments(a)	0.19
Total income from investment operations	0.17

Less distributions:
From net investment income	(0.00)	(b)
Total distributions	(0.00)	(b)
Paid-in capital from redemption fees(a)	0.00	(b)
Net increase in net asset value	0.17
Net asset value - end of period	$ 10.17

Total Return(c)	1.71%	(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 19,757
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.52%	(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.80%	(f)
Ratio of net investment loss to average net assets excluding fee waivers and reimbursements(e)	(1.21%)	(f)
Ratio of net investment loss to average net assets including fee waivers and reimbursements(e)	(0.49%)	(f)
Portfolio turnover rate	214%	(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $(0.005) and $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
80	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund	Class I
Financial Highlights	For a share outstanding throughout the period presented.

	For the Period December 28, 2012 (commenced operations) to March 31, 2013 (Unaudited)

Net asset value - beginning of period	$10.00
Income from investment operations:
Net investment income(a)	0.05
Net realized and unrealized gain on investments(a)	0.21
Total income from investment operations	0.26

Less distributions:
From net investment income	(0.03)
Total distributions	(0.03)
Paid-in capital from redemption fees(a)	0.00	(b)
Net increase in net asset value	0.23
Net asset value - end of period	$10.23

Total Return(c)	2.58%	(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$15,871
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.23%	(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.35%	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	1.00%	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	1.88%	(f)
Portfolio turnover rate	29%	(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $(0.005) and $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	81

RiverNorth/Oaktree High Income Fund	Class R
Financial Highlights	For a share outstanding throughout the period presented.

	For the Period December 28, 2012 (commenced operations) to March 31, 2013 (Unaudited)

Net asset value - beginning of period	$10.00
Income from investment operations:
Net investment income(a)	0.04
Net realized and unrealized gain on investments(a)	0.21
Total income from investment operations	0.25

Less distributions:
From net investment income	(0.03)
Total distributions	(0.03)
Paid-in capital from redemption fees(a)	0.00	(b)
Net increase in net asset value	0.22
Net asset value - end of period	$10.22

Total Return(c)	2.47%	(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,668
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.67%	(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.60%	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	0.51%	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	1.58%	(f)
Portfolio turnover rate	29%	(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $(0.005) and $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
82	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

1.	ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust” or “Funds”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Manning & Napier Dividend Income Fund (the “Dividend Income Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Dividend Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Dividend Income Fund is RiverNorth Capital Management, LLC. The Dividend Income Fund’s sub-adviser is Manning & Napier Advisors, LLC (“Manning & Napier,” and with DoubleLine, the “Sub-Adviser”). The investment objective of the Dividend Income Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth Dynamic Buy-Write Fund (the “Dynamic Buy-Write Fund”) is a non-diversified series of the Trust and commenced investment operations on October 12, 2012. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Dynamic Buy-Write Fund is RiverNorth Capital Management, LLC. The investment objective of the Dynamic Buy-Write Fund is total return with lower volatility than the Standard and Poor’s 500 Index.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate

Semi-Annual Report | March 31, 2013 (Unaudited)	83

RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

series without par value. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine and Manning & Napier, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 28, 2013.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation: All investments in securities are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

Other: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. For the period ended March 31, 2013, the Core Opportunity

84	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

Fund, Strategic Income Fund, Dividend Income Fund, Dynamic Buy-Write Fund, and High Income Fund received redemption fees of $12,448, $97,940, $13,339, $2,320, and $543, respectively.

Offering Costs: Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months for the Dividend Income Fund, Dynamic Buy-Write Fund and High Income Fund. As of March 31, 2013, $9,391, $9,925 and $33,005 of offering costs remain to be amortized by the Funds above, respectively.

Expenses: Some expenses of the Trust can be directly attributed to the Fund or the Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the period ended March 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2008, as applicable.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, holding and investment management companies, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or a Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Trustees. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, and U.S. Government/Agency mortgage backed securities, as well as non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Closing bid and ask option contract quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the option contracts. On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close, each of the option contracts held by a Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to time-stamped quotes obtained from an independent third-party pricing source. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close.

Rights are generally valued by using the last sale price, which would result in a classification as a Level 1 security. In the absence of a last sale price, the rights will be fair-valued by the Adviser or a Sub-Adviser, which would result in a classification as a Level 3 security.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser or a Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or a Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s or a Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

The following is a summary of the inputs used at March 31, 2013 in valuing the Funds’ assets:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$339,562,932	$–	$–	$339,562,932
Mutual Funds	21,814,418	–	–	21,814,418
Exchange-Traded Funds	85,730,050	–	–	85,730,050
Holding & Investment Management Companies	1,858,197	–	–	1,858,197
Preferred Stocks	3,897,585	–	–	3,897,585

Total	$452,863,182	$–	$–	$452,863,182

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$208,458,500	$–	$–	$208,458,500
Business Development Company	4,756,662	–	–	4,756,662
Preferred Stocks	27,113,727	18,300,000	–	45,413,727
Foreign Corporate Bonds	–	101,409,272	–	101,409,272
U.S. Corporate Bonds	–	105,301,584	–	105,301,584
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	8,828,510	–	8,828,510
Non-Agency Collateralized Mortgage Obligations	–	423,901,768	–	423,901,768
U.S. Government Bonds and Notes	–	183,450,580	–	183,450,580
U.S. Government / Agency Mortgage Backed Securities	–	246,962,379	–	246,962,379

Total	$240,328,889	$1,088,154,093	$–	$1,328,482,982

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

Dividend Income Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$5,433,114	$–	$–	$5,433,114
Common Stocks	7,461,918	–	–	7,461,918
Exchange-Traded Funds	1,164,789	–	–	1,164,789

Total	$14,059,821	$–	$–	$14,059,821

Dynamic Buy-Write Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$5,693,610	$–	$–	$5,693,610
Exchange-Traded Funds	3,988,532	–	–	3,988,532
Purchased Options	80,605	–	–	80,605

Total	$9,762,747	$–	$–	$9,762,747

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total

Liabilities
Written Options	$(396,765)	$–	$–	$(396,765)

Total	$(396,765)	$–	$–	$(396,765)

High Income Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$6,626,388	$–	$–	$6,626,388
Business Development Company	385,866	–	–	385,866
Exchange-Traded Funds	4,445,249	–	–	4,445,249
Preferred Stocks	2,883,632	1,700,000	–	4,583,632

Total	$14,341,135	$1,700,000	$–	$16,041,135

Refer to each Funds’ Schedule of Investments for a listing of securities by industry.

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

There were no transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing

The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. Cash segregated as collateral for written option contracts is shown on the Fund’s Statement of Assets and Liabilities.

The Dynamic Buy-Write Fund had the following transactions in written options during the period ended March 31, 2013.

	Number of Contracts	Premiums
Balance as of October 12, 2012	–	$–
Options Written	14,389	1,362,988
Options Expired	(5,232)	(290,134)
Options Closed	(4,049)	(493,143)
Options Exercised	(2,792)	(230,372)
Balance as of March 31, 2013	2,316	$349,339

Number of Contracts		Exercise Price	Maturity Date	Value
Written Call Options
(18)	Abbott Laboratories	$34.00	05/18/2013	$(2,871)
(40)	AbbVie, Inc.	37.50	05/18/2013	(13,400)
(5)	Alexion Pharmaceuticals, Inc.	95.00	04/20/2013	(538)
(20)	Amgen, Inc.	87.50	04/20/2013	(30,150)
(40)	Apollo Group, Inc.	19.00	04/20/2013	(940)
(10)	Apple, Inc.	470.00	04/26/2013	(7,825)
(6)	Apple, Inc.	480.00	06/22/2013	(6,510)
(58)	Arch Coal, Inc.	6.00	04/20/2013	(609)
(64)	Arch Coal, Inc.	7.00	07/20/2013	(1,344)
(100)	AT&T, Inc.	36.00	04/20/2013	(7,900)
(5)	Baxter International, Inc.	77.50	05/18/2013	(780)
(50)	Bill Barrett Corp.	17.50	04/20/2013	(14,625)
(6)	The Boeing Co.	77.50	04/20/2013	(5,055)
(30)	BP PLC	43.00	04/20/2013	(1,200)
(50)	BP PLC	41.00	04/20/2013	(8,000)
(13)	Canon, Inc.	40.00	06/22/2013	(1,170)
(1)	Canon, Inc.	40.00	09/21/2013	(145)
(15)	Cardinal Health, Inc.	44.00	05/18/2013	(675)
(10)	Cardinal Health, Inc.	45.00	06/22/2013	(450)
(20)	CenturyLink, Inc.	35.00	07/20/2013	(2,600)
(55)	Cisco Systems, Inc.	21.00	04/20/2013	(1,375)
(15)	Cisco Systems, Inc.	23.00	05/18/2013	(128)
(4)	The Coca-Cola Co.	39.00	05/18/2013	(718)
(11)	ConocoPhillips	60.00	05/18/2013	(1,529)
(14)	The Dow Chemical Co.	33.00	06/22/2013	(1,239)

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

Number of Contracts		Exercise Price	Maturity Date	Value
(20)	eBay, Inc.	$48.00	04/20/2013	$(12,950)
(60)	Encana Corp.	20.00	07/20/2013	(5,550)
(27)	Exelon Corp.	33.00	07/20/2013	(5,333)
(35)	Facebook, Inc.	32.00	01/18/2014	(4,113)
(5)	General Dynamics Corp.	70.00	05/18/2013	(1,075)
(40)	Intel Corp.	22.00	04/20/2013	(1,620)
(20)	International Game Technology	17.00	04/20/2013	(400)
(20)	JC Penney Co., Inc.	16.00	04/20/2013	(890)
(10)	Lockheed Martin Corp.	87.50	06/22/2013	(9,500)
(5)	Lorillard, Inc.	42.50	04/20/2013	(38)
(5)	Lorillard, Inc.	41.67	06/22/2013	(488)
(61)	Market Vectors Gold Miners ETF	40.00	04/20/2013	(1,373)
(20)	Molson Coors Brewing Co.	50.00	04/20/2013	(1,400)
(38)	Newmont Mining Corp.	43.00	05/18/2013	(4,047)
(15)	Northrop Grumman Corp.	67.50	05/18/2013	(5,175)
(20)	Oracle Corp.	33.00	05/18/2013	(1,190)
(62)	Powershares QQQ Trust Series 1	69.00	04/20/2013	(4,867)
(20)	Sanofi	50.00	06/22/2013	(4,450)
(125)	SPDR S&P 500 ETF Trust	150.00	09/30/2013	(127,313)
(20)	Staples, Inc.	14.00	06/22/2013	(1,250)
(10)	Ultra Petroleum Corp.	18.00	04/20/2013	(2,200)
(10)	Waste Management, Inc.	37.00	04/20/2013	(2,250)
(40)	The Western Union Co.	15.00	05/18/2013	(2,300)

Total Written Call Options (Proceeds $235,579)				$(311,544)

Written Put Options
(8)	Allegheny Tech.	27.50	07/20/2013	(760)
(50)	Apollo Group, Inc.	15.00	04/20/2013	(500)
(5)	Apple, Inc.	420.00	05/18/2013	(6,088)
(6)	Apple, Inc.	390.00	06/22/2013	(4,350)
(54)	Arch Coal, Inc.	5.00	07/20/2013	(2,781)
(10)	AstraZeneca PLC	45.00	04/20/2013	(25)
(1)	AutoZone, Inc.	360.00	04/20/2013	(25)
(10)	Baxter International, Inc.	65.00	05/18/2013	(675)
(10)	Big Lots, Inc.	30.00	07/20/2013	(800)
(5)	Biogen Idec Inc	180.00	05/18/2013	(1,213)
(10)	Caterpillar, Inc.	90.00	04/20/2013	(3,800)
(3)	Celgene Corp.	105.00	04/20/2013	(59)
(5)	CH Robinson Worldwide, Inc.	52.50	05/18/2013	(213)
(40)	Chevron Corp.	105.00	06/22/2013	(2,540)
(10)	ConAgra Foods, Inc.	34.00	06/22/2013	(525)
(5)	Dollar Tree, Inc.	42.50	05/18/2013	(125)
(8)	Electronic Arts, Inc.	17.00	04/20/2013	(296)
(4)	Encana Corp.	18.00	04/20/2013	(30)

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

Number of Contracts		Exercise Price	Maturity Date	Value
(10)	Exelon Corp.	$28.00	07/20/2013	$(100)
(15)	Expeditors International of Washington, Inc.	37.50	04/20/2013	(2,925)
(8)	FedEx Corp.	95.00	05/18/2013	(1,180)
(6)	First Solar, Inc.	28.00	04/20/2013	(1,179)
(5)	FirstEnergy Corp.	39.00	04/20/2013	(25)
(75)	Ford Motor Co.	12.00	04/20/2013	(188)
(15)	GameStop Corp.	23.00	04/20/2013	(120)
(10)	Gannett Co., Inc.	21.00	07/20/2013	(1,500)
(30)	Garmin Ltd.	32.00	05/18/2013	(2,895)
(5)	General Dynamics Corp.	65.00	05/18/2013	(350)
(10)	Hospira, Inc.	30.00	05/18/2013	(800)
(100)	Humana, Inc.	60.00	05/18/2013	(9,000)
(10)	International Game Technology	16.00	04/20/2013	(225)
(5)	JC Penney Co., Inc.	18.00	04/20/2013	(1,510)
(42)	Kimberly-Clark Corp.	85.00	04/20/2013	(945)
(12)	Kimberly-Clark Corp.	85.00	07/20/2013	(780)
(5)	Lorillard, Inc.	36.67	06/22/2013	(345)
(5)	McKesson Corp.	97.50	05/18/2013	(400)
(1)	Merck & Co., Inc.	40.00	04/20/2013	(3)
(12)	Merck & Co., Inc.	43.00	05/18/2013	(660)
(2)	Mondelez International, Inc.	29.00	05/18/2013	(90)
(11)	Navistar International Corp.	26.00	07/20/2013	(1,100)
(20)	Oracle Corp.	30.00	05/18/2013	(500)
(10)	Philip Morris International, Inc.	87.50	04/20/2013	(190)
(50)	Powershares QQQ Trust Series 1	67.00	04/20/2013	(1,225)
(65)	Powershares QQQ Trust Series 1	68.00	04/20/2013	(2,893)
(32)	Research In Motion Ltd.	12.00	05/18/2013	(1,584)
(10)	Ross Stores, Inc.	52.50	05/18/2013	(200)
(50)	SPDR S&P 500	145.00	09/30/2013	(16,025)
(60)	SPDR S&P 500 ETF Trust	141.00	06/22/2013	(4,830)
(25)	Teck Resources Ltd.	30.00	05/18/2013	(6,288)
(5)	TJX Cos, Inc.	42.50	04/20/2013	(13)
(3)	Urban Outfitters, Inc.	39.00	04/20/2013	(353)

Total Written Put Options (Proceeds $113,760)				$(85,221)

Total Written Options (Proceeds $349,339)				$(396,765)

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

The effect of derivatives instruments on each Fund’s Statement of Assets and Liabilities as of March 31, 2013:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value

Dynamic Buy-Write Fund	Equity Contracts (Purchased Options)	Investments in securities, at fair value	$80,605

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value

Dynamic Buy-Write Fund	Equity Contracts (Written Options)	Written options, at fair value	$(396,765)

The effect of derivatives instruments on each Fund’s Statement of Operations for the six months ended March 31, 2013:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income

Dynamic Buy-Write Fund	Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments/Net change in unrealized appreciation/ (depreciation) on Investments	$(328,326)	$(90,750)

Dynamic Buy-Write Fund	Equity Contracts (Written Options)	Net realized gain/(loss) on Written options/Net change in unrealized appreciation/(depreciation) on Written Options	$401,127	$(47,426)

The average purchased and written option contracts volume and the average purchased and written option contracts notional volume during the period ended March 31, 2013 is noted below.

Fund	Average Purchased Option Contract Volume	Average Purchased Option Contract Notional Volume	Average Written Option Contract Volume	Average Written Option Contract Notional Volume
Dynamic Buy-Write Fund	1,254	$91,817	2,132	$245,792

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Core Opportunity Fund, the Strategic Income Fund, the Dividend Income Fund, the Dynamic Buy-Write Fund and the High Income Fund are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00%, 0.75%, 1.00%, 1.00% and 1.00% respectively, of the average daily net assets of the Funds.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Manning & Napier is the investment sub-adviser to the Dividend Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees of the Trust, provide or arrange to be provided to the Strategic Income Fund, the Dividend Income Fund, and the High Income Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund, Dividend Income Fund, and the High Income Fund.

The Adviser has contractually agreed to defer the collection of the Core Opportunity Fund management fees and/or reimburse expenses, but only to the extent necessary to limit net annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Core Opportunity Fund invests; and extraordinary expenses) to 1.60% of the average daily net assets of the Fund through January 31, 2014. Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations. For the year ended September 30, 2012, there were no fee deferrals or reimbursements by the Adviser and there were no carryovers from prior years of amounts recoupable to the Adviser.

The Adviser has contractually agreed to defer the collection of the Strategic Income Fund management fees and/or reimburse expenses, but only to the extent necessary to limit total annual operating expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Strategic Income Fund invests; and extraordinary expenses), including amortized offering costs, at 0.95% of the average daily net assets for the Class I shares and 1.20% for the Class R shares of the Fund through January 31, 2014. Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations.

Semi-Annual Report | March 31, 2013 (Unaudited)	95

RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

For the year ended September 30, 2012, there were no fee deferrals or reimbursements by the Adviser and there were no carryovers from prior years of amounts recoupable to the Adviser.

The Adviser has contractually agreed to defer the collection of the Dividend Income Fund management fees and/or reimburse expenses, but only to the extent necessary to limit total annual operating expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Strategic Income Fund invests; and extraordinary expenses), including amortized offering costs, at 1.35% of the average daily net assets for the Class I shares and 1.60% for the Class R shares of the Fund through January 31, 2014. Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations. For the period ended September 30, 2012, $41,591 of fees were waived or reimbursed by the Adviser. The Fund will have until September 30, 2015 to recoup these fees.

The Adviser has contractually agreed to defer the collection of the Dynamic Buy-Write Fund management fees and/or reimburse expenses, but only to the extent necessary to limit net annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Core Opportunity Fund invests; and extraordinary expenses) to 1.80% of the average daily net assets of the Fund through January 31, 2014. Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations.

The Adviser has contractually agreed to defer the collection of the High Income Fund management fees and/or reimburse expenses, but only to the extent necessary to limit total annual operating expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Strategic Income Fund invests; and extraordinary expenses), including amortized offering costs, at 1.35% of the average daily net assets for the Class I shares and 1.60% for the Class R shares of the Fund through January 31, 2014. Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

The Northern Trust Company (the “Custodian”) serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, the Class R Shares of the Dividend Income Fund, the Dynamic Buy-Write Fund, and the Class R Shares of the High

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

Income Fund is 0.25% of the average daily net assets. Under the Plan the Trust may engage in any activities related to the distribution of Fund shares.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $25,000 per year. The audit committee chairman receives an additional $1,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

6. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2012, was as follows:

	Ordinary Income	Distributions paid from Long-Term Capital Gain	Total
Core Opportunity Fund	$19,491,846	$22,521,491	$42,013,337
DoubleLine Strategic Income Fund	56,708,539	28,826	56,737,365
Manning & Napier Dividend Income Fund	17,757	–	17,757
Dynamic Buy-Write Fund	N/A	N/A	N/A
High Income Fund	N/A	N/A	N/A

*

Classifications of Distributions: Net investment income and net realized gain may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Capital Losses: As of March 31, 2013 the Funds do not have unused capital loss carryforwards which may reduce the Funds’ taxable income arising from future net realized gains on investments.

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2013, were as follows:

Fund	Gross Appreciation (excess of tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Core Opportunity Fund	$89,266,564	$(4,397,031)	$84,869,533	$367,993,649
DoubleLine Strategic Income Fund	77,093,151	(18,102,937)	58,990,214	1,269,492,768
Manning & Napier Dividend Income Fund	1,159,314	(62,411)	1,096,903	12,962,918
Dynamic Buy-Write Fund	350,388	(164,733)	185,655	9,577,092
High Income Fund	138,927	(36,035)	102,892	15,938,243

*	The difference between book and tax basis unrealized appreciation (depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales.

7.	INVESTMENTS TRANSACTIONS

Investment transactions for the period ended March 31, 2013, excluding U.S. Government Obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$93,816,858	$98,153,157
DoubleLine Strategic Income Fund	334,968,308	217,356,781
Manning & Napier Dividend Income Fund	9,972,499	4,176,195
Dynamic Buy-Write Fund(a)	22,550,839	13,308,231
High Income Fund(b)	18,186,692	2,293,156

(a)	Fund commenced operations on October 12, 2012.
(b)	Fund commenced operation on December 28, 2012.

Investment transactions in U.S. Government Obligations for the period ended March 31, 2013 were as follows:

	Cost of investments purchased	Proceeds from investments sold
Strategic Income Fund	$190,102,029	$125,784,322

8.	REVOLVING LINE OF CREDIT

The Funds have a $75,000,000 Revolving Credit Agreement with The Northern Trust Company. Borrowings under this arrangement are secured by investments held in each Fund’s portfolio and bear interest at the Federal Funds Rate in effect on the day the loan is made plus 1.15% or a minimum of 1.75%, whichever is greater. For unloaned balances the Funds pay a facility fee equal to the product of $75,000,000 less the principal amount of loans outstanding and 0.15%, this fee is reported on the Statements of Operations as Facility Loan Fee. This contract is up for renewal in

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RiverNorth Funds	Notes to Financial Statements
March 31, 2013 (Unaudited)

July, 2013. As of March 31, 2013, there was no outstanding balance and there were no borrowings made during the period.

9.	BENEFICIAL OWNERSHIP

On March 31, 2013, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statement of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2013, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund	National Financial Services LLC	57.58%
Core Opportunity Fund	Charles Schwab & Company, Inc.	25.66%
Strategic Income Fund - Class I	Charles Schwab & Company, Inc.	29.06%
Strategic Income Fund - Class R	UBS Wealth Management USA	36.57%
Dividend Income Fund - Class R	National Financial Services LLC	48.34%
Dividend Income Fund - Class R	Charles Schwab & Company, Inc.	31.50%
Dynamic Buy-Write Fund	Charles Schwab & Company, Inc.	36.16%
Dynamic Buy-Write Fund	TD Ameritrade, Inc.	27.56%
High Income Fund - Class I	Charles Schwab & Company, Inc.	43.07%
High Income Fund - Class R	TD Ameritrade, Inc.	38.26%
High Income Fund - Class R	Charles Schwab & Company, Inc.	30.22%
High Income Fund - Class R	National Financial Services LLC	29.79%

10.	INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

11.	RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on each Fund’s financial statement disclosures.

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RiverNorth Funds	Additional Information
March 31, 2013 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on February 26, 2007. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-888-848-7569.

SHAREHOLDER MEETING

On January 29, 2013 the Trust held a special shareholder meeting to elect or re-elect proposed individuals to the Board of Trustees. The results of the proposal were as follows:

Proposal: To elect or re-elect the following trustees to the Board of Trustees.

		Number of Votes		Percentage of Total Outstanding Voted		Percentage Votes
Trustee	Record Date Votes	For	Withheld	For	Withheld	For	Withheld
Patrick W. Galley	171,475,556	118,738,322	29,701,795	69.25%	17.32%	79.99%	20.01%
James G. Kelley	171,475,556	147,535,820	904,297	86.04%	0.53%	99.39%	0.61%
John S. Oakes	171,475,556	147,621,030	819,087	86.09%	0.48%	99.45%	0.55%
Fred G. Steingraber	171,475,556	147,380,601	1,059,516	85.95%	0.62%	99.29%	0.71%
John K. Carter	171,475,556	147,624,686	815,431	86.09%	0.48%	99.45%	0.55%

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RiverNorth Funds	Additional Information
March 31, 2013 (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Investment Advisory Agreement – Core Opportunity Fund & Strategic Income Fund

At an in-person meeting of the Board, held on November 13, 2012 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the Management Agreement between the Adviser and the Trust related to the Core Opportunity Fund and the Strategic Income Fund. The Board received materials compiled by the Adviser and the Funds’ administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, certifications regarding the Adviser’s compliance programs and information regarding the performance of Funds’ benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (iv) the extent to which economies of scale will be realized by each Fund as it grows, and (v) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

Core Opportunity Fund

Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund for the year-to-date, one-year, three-year and five-year periods as of September 30, 2012. These returns compared favorably to Morningstar’s Moderate Allocation and Multialternative Categories. The Trustees also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board concluded that the performance compared favorably to the peer group averages and to the returns of the relative benchmark index.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the Core Opportunity Fund annual net expense ratio of 1.45% was higher than the median of 1.09% and higher than the average of 0.90% for the other funds in Morningstar’s Moderate Allocation Category, but less that the highest which was 1.55%. The Board also noted that the annual gross expense ratio of 2.32% was higher than the median of 1.20% and higher than the average of 1.18% for the other funds in Morningstar’s Moderate Allocation Category. The Board noted, however, that the higher gross fees were attributable to the fees charged by the closed-end funds in which the Fund invests and were not direct operating expenses of the Fund.

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.56% median and the 0.47% average paid by the other peer funds in the Morningstar Moderate Allocation Category. The Board noted that the Fund’s 1.00% management fee was the same as the maximum fee charged by the peers and the Morningstar Moderate Allocation Category and that the minimum fee for the same peer group was 0.50%. The Board noted, however, that the funds with no management fee, which reduced the average, were likely funds of funds where the adviser

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RiverNorth Funds	Additional Information
March 31, 2013 (Unaudited)

was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although fees were somewhat high relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services to be provided by the Adviser.

Strategic Income Fund

Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund for the year-to-date and one-year period ended September 30, 2012. The Board noted that the returns compared favorably to Morningstar’s Multi-Sector Bond and Alternative Categories. The Board also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board concluded that the performance compared favorably to the peer group averages and to the returns of the relative benchmark index.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the annual net expense ratio of 1.10% for the Institutional class was higher than the median of 1.05% and higher than the average of 1.08% for the other funds in Morningstar’s Multi-Sector Bond Category, but less than the highest which was 2.34%. The Board also noted that the annual gross expense ratio of 1.48% for the Institutional class was higher than the median of 1.12% and higher than the average of 1.24% for the other funds in Morningstar’s Multi-Sector Bond Category. The Board noted, however, that the higher gross fees were partially attributable to the fees charged by the closed-end funds in which the Fund invests and were not direct operating expenses of the Fund.

The Board also noted that the annual management fee of 0.75% for the Fund was above the 0.57% median and the 0.58% average paid by the other peer funds in the Morningstar MultiSector Bond Category. The Board noted that the Fund’s 0.75% management fee was lower; however, than the 1.25% maximum fee charged by the peers and the Morningstar Multi Sector Bond Category and that the minimum fee for the same peer group is 0.00%. The Board noted, however, that the funds with no management fee, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although the fees were somewhat high, relative to the Fund’s peers, the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services to be provided to the Fund.

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would, be subject to the supervision of the Board, provide or arrange to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies. The Board reviewed the Adviser’s Form ADV which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees concluded that the Adviser had provided quality services and would continue to do so for the Funds.

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RiverNorth Funds	Additional Information
March 31, 2013 (Unaudited)

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board noted the Adviser’s financial condition is stable as additional accounts and income from its mutual funds have contributed to higher revenues for the Adviser. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund and the Strategic Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent fund account, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board, including the Independent Trustees, determined that although an affiliate of the Adviser did receive some benefits from the Fund in the form of brokerage commissions, those commissions were comparable to those negotiated in arm’s length negotiations and therefore did not disadvantage the Funds in commission costs, and may have benefited the Funds as a result of better execution services. The Board further noted that as of September 30, 2012, the affiliated broker-dealer was to be closed.

Renewal of Investment Sub-Advisory Agreement – Strategic Income Fund

At an in-person meeting of the Board, held on November 13, 2012 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the Sub-Advisory Agreement between the Adviser and DoubleLine Capital LP (the “Sub-Adviser”) for the Strategic Income Fund. The Board received materials compiled by the Sub-Adviser and the Funds’ administrator including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding the Sub-Adviser’s profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, certifications regarding the Sub-Adviser’s compliance programs and information regarding the performance of Strategic Income Funds’ benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Strategic Income Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Strategic Income Fund, (iii) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Strategic Income Fund, (iv) the extent to which economies of scale will be realized by the Strategic Income Fund as it grows, and (v) whether the Strategic Income Fund’s fee levels reflected the economies of scale to the benefit of the Strategic Income Fund’s shareholders.

The Board reviewed the performance of the Strategic Income Fund for the year-to-date and one-year period ended September 30, 2012. The Board noted that the Strategic Income Fund’s returns compared favorably to Morningstar’s Multi-Sector Bond Alternative Categories. The Board also reviewed the Strategic Income Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Sub-Adviser. The Board, including the Independent Trustees, concluded that the performance compared favorably to the peer group averages and to the returns of the relative benchmark index.

As to the comparative fees and expenses, the Board considered the management fee paid by the Strategic Income Fund to the Adviser, and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the

Semi-Annual Report | March 31, 2013 (Unaudited)	103

RiverNorth Funds	Additional Information
March 31, 2013 (Unaudited)

sub-advisory fee paid by the Adviser to the Sub-Adviser was reasonable as well given the fees the Sub-Adviser charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by the Sub-Adviser to the Strategic Income Fund, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Strategic Income Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Strategic Income Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Sub-Adviser’s Form ADV which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Strategic Income Fund.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s estimates of its profitability and its financial condition. The Board noted that the Sub-Adviser’s financial condition was stable as additional accounts and income from its mutual funds had contributed to higher revenues for the Sub-Adviser. The Board, including the Independent Trustees determined that the Sub-Advisory Agreement was not overly profitable to the Sub-Adviser and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser has no affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Approval of Amendments to Management Agreement – Dynamic Buy-Write Fund & High Income Fund

An amendment of the Management Agreement (“Agreement”) between RiverNorth Funds (the “Trust”) and RiverNorth Capital Management (the “Adviser”) required for the addition of the Dynamic Buy-Write Fund and High Income Fund to the Trust was considered by the Board of Trustees (the “Board” or the “Trustees”) at an in-person meeting (the “Meeting”) held on August 14, 2012. The Board received materials compiled by the Adviser, Oaktree Capital, sub-adviser to the High Income Fund (the “Sub-Adviser”), and the Fund’s administrator including a copy of the Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, certifications regarding the Adviser’s compliance programs and information regarding the performance of its benchmarks and peer funds. The Board also received a memorandum from its legal counsel regarding the Trustees’ responsibilities in considering the renewal, approval, or amendment of the Agreement and detailing the specific factors it must consider including: (i) the investment performance of the Funds and the investment performance of the Adviser and Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Funds, (iv) the extent to which economies of scale will be realized by the Funds as they grow, and (v) whether the Funds’ fee levels reflected the economies of scale to the benefit of the Funds’ shareholders. The Board did not review the performance of either Fund as they had not yet commenced investment operations. The Board reviewed performance for similar funds managed by both the Adviser and the Sub-Adviser. The Board noted that, with respect to the High Income

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RiverNorth Funds	Additional Information
March 31, 2013 (Unaudited)

Fund, the Adviser and Sub-Adviser had successfully managed similar strategies that were to be utilized in that Fund. With respect to the Buy-Write Fund, the Board noted that the Fund would be directly managed by the Adviser and that the Adviser had not previously managed products employing that Fund’s specific strategy. The Board noted however that the Mr. Eric Metz, portfolio manager of the Fund, possessed substantial experience in managing options volatility strategies.

As to the comparative fees and expenses, the Board considered the management fee to be paid by the Funds and compared those fees to the management fees paid by funds in relative peer groups, as well as the total expense ratios of comparable funds. The Board, including the Independent Trustees, determined that the fees were reasonable.

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for each Fund consistent with that Fund’s investment objective and policies The Board reviewed the Adviser’s Form ADV, which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, Board, including the Independent Trustees, concluded that the Adviser had provided quality services to the Funds currently in the Trust and would likely do so for the Dynamic Buy-Write Fund and High Income Fund as well.

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board noted the Adviser’s financial condition was stable as additional accounts and income from its mutual funds had contributed to higher revenues for the Adviser. The Board determined that the Agreement and amendment concerning the Dynamic Buy-Write Fund and High Income Fund were not overly profitable to the Adviser and the financial condition of the Adviser was adequate. The Board noted that the Adviser has no affiliations with the Funds’ transfer agent fund account, custodian, or distributor and therefore did not derive any benefits from the relationships these parties may have with the Trust. The Board determined that although an affiliate of the Adviser did receive some benefits from other Series in the Trust in the form of brokerage commissions, those commissions were comparable to those negotiated in arm’s length negotiations and therefore did not disadvantage the Trust in commission costs, and may have benefited the Trust as a result of better execution services. The Board further noted that as of September 30, 2012, the affiliated broker-dealer was to be closed.

Approval of Investment Sub-Advisory Agreement – High Income Fund

The approval of the Sub-Advisory Agreement (“Agreement”) between RiverNorth Capital Management LLC (the “Adviser”) and Oaktree Capital Management, L.P. (the “Sub-Adviser) with respect to High Income Fund was considered by the Board of Trustees (the “Board” or the “Trustees”) at an in-person meeting (the “Meeting”) held on August 14, 2012. The Board received materials compiled by the Fund’s administrator including a copy of the Agreement, the Sub-Adviser’s responses to a questionnaire regarding the Sub-Adviser’s profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, and certifications regarding the Sub-Adviser’s

Semi-Annual Report | March 31, 2013 (Unaudited)	105

RiverNorth Funds	Additional Information
March 31, 2013 (Unaudited)

compliance programs. The Board received a memorandum from its legal counsel regarding the Trustees’ responsibilities in considering the approval of the Agreement and detailing the specific factors it must consider including: (i) the performance of the Sub-Adviser in managing its retail funds and separate accounts, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund, (iii) the costs of the services provided and the profits to be realized by the Adviser, Sub-Adviser, and any of their affiliates from their relationship with the Fund, (iv) the extent to which economies of scale will be realized by the Fund as it grows, and (v) whether the Fund’s fee levels were expected to result in economies of scale to the benefit of the Fund’s shareholders.

As to the comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund to the Adviser and compared that fee to the management fees paid by funds in a relative peer group, as well as its total expense ratios. The Adviser indicated that the annual operating expenses were estimated for the first year, and from its management fee it would be paying the Sub-Adviser its sub-advisory fee. The Board reviewed comparative fund information including the total assets, net expense ratios and management fees associated with similar high yield and high income funds. The Board noted that the comparative funds selected were similar in size to the projected size of the proposed High Income Fund. The Board noted that both the management fee and expense ratio for the proposed High Income Fund were higher than the average of the peer group but also noted they were not the highest. The Board also noted that the High Income Fund’s combination of strategies was fairly unique, and further noted the established performance of both the RiverNorth closed-end fund strategy and the Oaktree high income strategy. The Board, including the Independent Trustees concluded that the proposed fees and expenses were within the range of comparable funds.

As to the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund, the Board considered that under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As part of that program, the Board noted that the Adviser had retained an established high income manager to manage certain assets of the Fund consistent with the strategy. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Sub-Adviser will provide quality services to the Fund.

The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board also noted that economies of scale would not be evaluated because the High Income Fund had not commenced operations. The Adviser indicated that if economies of scale were realized, the Adviser would consider reductions in the management fees, consistent with the capacity of the strategy. The Board of Trustees, including the Independent Trustees who are not interested persons of the Trust or interested parties to the Agreement, approved the Sub- Advisory Agreement unanimously.

106	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes

Semi-Annual Report | March 31, 2013 (Unaudited)	107

RiverNorth Funds	Notes

108	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds
RiverNorth Core Opportunity Fund
RiverNorth/DoubleLine Strategic Income Fund
RiverNorth/Manning & Napier Dividend Income Fund
RiverNorth Dynamic Buy-Write Fund
RiverNorth/Oaktree High Income Fund
Board of Trustees
Patrick W. Galley, CFA, Chairman
James G. Kelley
John S. Oakes
Fred G. Steingraber
John K. Carter
Investment Adviser
RiverNorth Capital Management, LLC
Sub Advisers
DoubleLine Capital, LP
Manning & Napier Advisors, LLC
Oaktree Capital Management, L.P.

Transfer Agent, Administrator and
Dividend Disbursing Agent
ALPS Fund Services, Inc.
Distributor
ALPS Distributors, Inc.
Custodian
The Northern Trust Company
Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

NOT APPLICABLE – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

NOT APPLICABLE - disclosed with annual report.

Item 5.	Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only.

Item 6.	Schedule of Investments.

NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

NOT APPLICABLE – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report.

(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 7, 2013

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 7, 2013